UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2017

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
December 31, 2017

Principal Amount
or Shares		Security		Value
		CORPORATE BONDS—46.0%
		Aerospace/Defense—.4%
$200	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	$206,609
		Automotive—1.0%
500	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026		506,022
		Chemicals—1.0%
200	M	Agrium, Inc., 3.375%, 3/15/2025		201,235
300	M	Dow Chemical Co., 3.5%, 10/1/2024		309,101
				510,336
		Energy—7.5%
500	M	Andeavor Logistics, LP, 5.25%, 1/15/2025		526,475
500	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		511,157
500	M	Enterprise Products Operating, 7.55%, 4/15/2038		702,361
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		503,101
500	M	Magellan Midstream Partners, LP, 5%, 3/1/2026		556,318
465	M	Marathon Oil Corp., 3.85%, 6/1/2025		474,100
500	M	Valero Energy Corp., 6.625%, 6/15/2037		660,947
				3,934,459
		Financial Services—5.1%
300	M	American International Group, Inc., 3.75%, 7/10/2025		309,798
200	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		215,781
500	M	Brookfield Finance, Inc., 4%, 4/1/2024		518,310
500	M	Ford Motor Credit Co., LLC, 2.875%, 10/1/2018		503,035
300	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035		325,288
500	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026		550,703
250	M	Key Bank NA, 3.4%, 5/20/2026		249,518
				2,672,433
		Financials—9.0%
		Bank of America Corp.:
500	M	4.1%, 7/24/2023		531,372
400	M	5.875%, 2/7/2042		530,807
400	M	Capital One Financial Corp., 3.75%, 4/24/2024		411,494
500	M	Citigroup, Inc., 3.7%, 1/12/2026		515,647
200	M	Deutsche Bank AG, 3.7%, 5/30/2024		201,629
500	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023		517,111
400	M	JPMorgan Chase & Co., 6.4%, 5/15/2038		551,430
		Morgan Stanley:
100	M	5.5%, 7/28/2021		109,473
500	M	4%, 7/23/2025		524,037
		U.S. Bancorp:
200	M	3.6%, 9/11/2024		207,367
200	M	3.1%, 4/27/2026		198,808
300	M	Wells Fargo & Co., 5.606%, 1/15/2044		370,696
				4,669,871
		Food/Beverage/Tobacco—1.8%
		Anheuser-Busch InBev Finance, Inc.:
100	M	3.65%, 2/1/2026		103,373
200	M	4.7%, 2/1/2036		224,316
100	M	4.9%, 2/1/2046		116,363
500	M	PepsiCo, Inc., 3.45%, 10/6/2046		486,376
				930,428
		Food/Drug—.8%
400	M	CVS Health Corp., 3.875%, 7/20/2025		412,600
		Forest Products/Containers—.9%
450	M	Packaging Corp. of America, 3.4%, 12/15/2027		452,048
		Information Technology—2.3%
500	M	Apple, Inc., 2.5%, 2/9/2025		487,988
300	M	Corning, Inc., 7.25%, 8/15/2036		374,522
300	M	Microsoft Corp., 3.7%, 8/8/2046		313,582
				1,176,092
		Media-Broadcasting—.6%
300	M	Comcast Corp., 4.25%, 1/15/2033		327,542
		Media-Diversified—.4%
200	M	Time Warner, Inc., 3.6%, 7/15/2025		200,766
		Real Estate—6.5%
300	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		306,950
450	M	Boston Properties, LP, 2.75%, 10/1/2026		425,327
211	M	Digital Realty Trust, LP, 4.75%, 10/1/2025		229,757
200	M	ERP Operating, LP, 3.375%, 6/1/2025		204,139
300	M	Essex Portfolio, LP, 3.875%, 5/1/2024		311,334
500	M	Realty Income Corp., 3.25%, 10/15/2022		508,591
200	M	Simon Property Group, LP, 3.375%, 10/1/2024		204,303
500	M	Tanger Properties, LP, 3.125%, 9/1/2026		476,831
300	M	Vornado Realty Trust, 3.5%, 1/15/2025		299,720
400	M	Welltower, Inc., 4%, 6/1/2025		414,260
				3,381,212
		Retail-General Merchandise—2.6%
		Amazon.com, Inc.:
200	M	4.8%, 12/5/2034		235,438
400	M	4.05%, 8/22/2047	(a)	432,979
500	M	Home Depot, Inc., 5.875%, 12/16/2036		677,880
				1,346,297
		Telecommunications—1.0%
200	M	AT&T, Inc., 5.15%, 3/15/2042		208,239
300	M	Verizon Communications, Inc., 4.272%, 1/15/2036		299,373
				507,612
		Transportation—2.2%
		Burlington Northern Santa Fe, LLC:
100	M	7%, 12/15/2025		127,467
400	M	5.15%, 9/1/2043		495,708
200	M	Cummins, Inc., 4.875%, 10/1/2043		240,332
300	M	Southwest Airlines Co., 3%, 11/15/2026		291,792
				1,155,299
		Utilities—2.9%
500	M	Commonwealth Edison Co., 5.9%, 3/15/2036		656,598
200	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		218,688
500	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044		524,039
100	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		104,708
				1,504,033
Total Value of Corporate Bonds (cost $23,596,230)				23,893,659
		COMMON STOCKS—38.8%
		Consumer Discretionary—3.2%
4,400		Acushnet Holdings Corp.		92,752
7,600		DSW, Inc. - Class "A"		162,716
3,400		Ford Motor Co.		42,466
2,500		HSN, Inc.		100,875
3,700		L Brands, Inc.		222,814
1,100		Newell Brands, Inc.		33,990
3,900		Nordstrom, Inc.		184,782
4,600		Tapestry, Inc.		203,458
4,100		Tupperware Brands Corp.		257,070
450		Whirlpool Corp.		75,888
2,300		Wyndham Worldwide Corp.		266,501
				1,643,312
		Consumer Staples—5.9%
7,500		Altria Group, Inc.		535,575
6,000		B&G Foods, Inc.		210,900
4,700		Coca-Cola Co.		215,636
9,100		Koninklijke Ahold Delhaize NV (ADR)		200,291
2,300		Nu Skin Enterprises, Inc. - Class "A"		156,929
3,500		PepsiCo, Inc.		419,720
5,300		Philip Morris International, Inc.		559,945
2,350		Procter & Gamble Co.		215,918
3,700		Sysco Corp.		224,701
3,200		Wal-Mart Stores, Inc.		316,000
				3,055,615
		Energy—2.6%
1,200		Chevron Corp.		150,228
2,250		ExxonMobil Corp.		188,190
3,400		Marathon Petroleum Corp.		224,332
1,400		Occidental Petroleum Corp.		103,124
4,000		PBF Energy, Inc. - Class "A"		141,800
800		Phillips 66		80,920
2,300		Royal Dutch Shell, PLC - Class "A" (ADR)		153,433
1,650		Schlumberger, Ltd.		111,193
5,200		Suncor Energy, Inc.		190,944
				1,344,164
		Financials—5.1%
2,300		Ameriprise Financial, Inc.		389,781
3,500		Berkshire Hills Bancorp, Inc.		128,100
1,300		Chubb, Ltd.		189,969
4,100		Discover Financial Services		315,372
3,300		Hamilton Lane, Inc. - Class "A"		116,787
3,500		JPMorgan Chase & Co.		374,290
4,000		MetLife, Inc.		202,240
1,900		PNC Financial Services Group, Inc.		274,151
4,700		U.S. Bancorp		251,826
9,800		Waddell & Reed Financial, Inc. - Class "A"		218,932
2,900		Wells Fargo & Co.		175,943
				2,637,391
		Health Care—5.0%
6,200		Abbott Laboratories		353,834
5,800		AbbVie, Inc.		560,918
7,300		GlaxoSmithKline, PLC (ADR)		258,931
3,400		Johnson & Johnson		475,048
6,700		Koninklijke Philips NV (ADR)		253,260
4,300		Merck & Co., Inc.		241,961
12,900		Pfizer, Inc.		467,238
				2,611,190
		Industrials—4.8%
2,100		3M Co.		494,277
9,300		General Electric Co.		162,285
2,300		Honeywell International, Inc.		352,728
5,664		Johnson Controls International, PLC		215,855
1,600		Lockheed Martin Corp.		513,680
3,900		Mobile Mini, Inc.		134,550
12,600		Triton International, Ltd.		471,870
1,300		United Technologies Corp.		165,841
				2,511,086
		Information Technology—5.3%
3,500		Apple, Inc.		592,305
10,200		Cisco Systems, Inc.		390,660
5,100		Intel Corp.		235,416
6,700		Maxim Integrated Products, Inc.		350,276
7,800		Microsoft Corp.		667,212
5,300		QUALCOMM, Inc.		339,306
9,100		Travelport Worldwide, Ltd.		118,937
900		Western Digital Corp.		71,577
				2,765,689
		Materials—1.1%
4,600		International Paper Co.		266,524
1,350		Praxair, Inc.		208,818
2,200		RPM International, Inc.		115,324
				590,666
		Real Estate—2.6%
13,000		Brixmor Property Group, Inc. (REIT)		242,580
5,000		Chesapeake Lodging Trust (REIT)		135,450
1,200		Federal Realty Investment Trust (REIT)		159,372
6,000		GGP, Inc. (REIT)		140,340
8,304		RLJ Lodging Trust (REIT)		182,439
8,800		Tanger Factory Outlet Centers, Inc. (REIT)		233,288
5,900		Urstadt Biddle Properties, Inc. (REIT)		128,266
9,400		Whitestone REIT (REIT)		135,454
				1,357,189
		Telecommunication Services—1.3%
9,500		AT&T, Inc.		369,360
6,100		Verizon Communications, Inc.		322,873
				692,233
		Utilities—1.9%
2,900		Black Hills Corp.		174,319
3,500		Duke Energy Corp.		294,385
4,600		Exelon Corp.		181,286
6,400		NiSource, Inc.		164,288
2,500		WEC Energy Group, Inc.		166,075
				980,353
Total Value of Common Stocks (cost $17,330,110)				20,188,888
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—4.3%
		Fannie Mae:
$927	M	3.5%, 9/1/2045 - 11/1/2046		953,841
960	M	4%, 11/1/2045 - 7/1/2046		1,006,474
215	M	4.5%, 1/1/2047		229,454
60	M	5%, 8/1/2039		65,192
Total Value of Residential Mortgage-Backed Securities (cost $2,275,618)				2,254,961
		EXCHANGE TRADED FUNDS—2.2%
13,250		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $1,122,628)		1,156,195
		PASS-THROUGH CERTIFICATES—1.0%
		Transportation
$500	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $504,090)		505,965
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—4.8%
		Federal Home Loan Bank:
1,000	M	1.135%, 1/4/2018		999,929
750	M	1.27%, 1/30/2018		749,253
750	M	1.25%, 2/2/2018		749,154
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,498,304)				2,498,336
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.4%
750	M	U.S. Treasury Bills, 1.085%, 1/4/2018 (cost $749,932)		749,953

Total Value of Investments (cost $48,076,912)	98.5%	51,247,957
Other Assets, Less Liabilities	1.5	802,620
Net Assets	100.0%	$52,050,577

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held two 144A securities with an aggregate value of $639,588 representing 1.2% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust
PTT Pass-Through Trust
USD United States Dollar

At December 31, 2017, the cost of investments for federal income tax purposes was $48,077,306. Accumulated net unrealized appreciation on investments was $3,179,346, consisting of $3,742,346 gross unrealized appreciation and $563,000 gross unrealized depreciation.

Portfolio of Investments (unaudited)

BALANCED INCOME FUND

December 31, 2017

Futures contracts outstanding at December 31, 2017:

Number of Contracts	Type	Expiration	Notional Amounts	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
(5)	5 Year U.S. Treasury Note	Mar. 2018	$(582,461)	$(580,884)	$1,577
(19)	10 Year U.S. Treasury Note	Mar. 2018	(2,364,164)	(2,357,132)	7,032
(7)	U.S. Treasury Long Bond	Mar. 2018	(1,070,781)	(1,071,088)	(307)
(Premium received $394)					$8,302

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$23,893,659	$-	$23,893,659
Common Stocks	20,188,888	-	-	20,188,888
Residential Mortgage-Backed Securities	-	2,254,961	-	2,254,961
Exchange Traded Funds	1,156,195	-	-	1,156,195
Pass-Through Certificates	-	505,965	-	505,965
Short-Term U.S. Government Agency Obligations	-	2,498,336	-	2,498,336
Short-Term Corporate Notes	-	749,953	-	749,953
Total Investments in Securities*	$21,345,083	$29,902,874	$-	$51,247,957

Other Assets
Futures Contracts	$8,696	$-	$-	$8,696

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
December 31, 2017

Principal
Amount		Security		Value
		LOAN PARTICIPATIONS†—93.4%
		Aerospace/Defense—.9%
		TransDigm, Inc.:
$345	M	4.2339%, 5/14/2022		$346,357
1,345	M	4.6652%, 8/21/2024		1,353,451
				1,699,808
		Automotive—4.7%
		DexKo Global, Inc.:
2,993	M	5.6934%, 7/24/2024		3,024,310
500	M	9.9434%, 7/24/2025		506,250
774	M	Innovative XC, 6.21%, 11/29/2022		783,448
836	M	Key Safety Systems, Inc., 5.89%, 8/29/2021		835,400
1,250	M	Navistar International Corp., 4.9%, 11/6/2024		1,256,056
1,069	M	Superior Industries International, Inc., 6.0521%, 5/22/2024		1,079,721
		Truck Hero, Inc.:
1,095	M	5.642%, 4/22/2024		1,095,868
500	M	9.892%, 4/21/2025		500,625
				9,081,678
		Chemicals—5.1%
1,493	M	Archroma Finance Sarl, 5.6023%, 8/12/2024		1,501,828
3,000	M	Avantor Performance Materials Holdings, Inc., 5.5111%, 11/21/2024		3,018,345
1,995	M	ColourOz Investment, 4.3648%, 9/7/2021		1,746,917
658	M	Methanol Holdings Trinidad, Ltd., 5.069%, 6/30/2022		665,027
2,000	M	Solenis International, LP, 3.25%, 7/31/2021	(b)	2,008,750
948	M	Venator Finance Sarl, 4.3801%, 8/8/2024		952,955
				9,893,822
		Consumer Durables—1.0%
		TGP Holdings III, LLC:
1,729	M	6.6934%, 9/25/2024		1,745,030
267	M	5%, 9/25/2024	(b)	269,367
				2,014,397
		Consumer Non-Durables—1.6%
300	M	Belron International, Ltd., 3.8919%, 11/7/2024		303,187
1,575	M	Kronos Acquisiton Intermediate, Inc., 6.1746%, 8/26/2022		1,584,844
1,220	M	Reynolds Group Holdings, Inc., 4.319%, 2/5/2023		1,227,895
				3,115,926
		Energy—1.5%
450	M	California Resources Corp., 4.75%, 12/31/2022	(b)	448,594
1,290	M	Foresight Energy, LLC, 7.4434%, 3/28/2022		1,207,997
325	M	Medallion Midland Acquisition, 4.819%, 10/30/2024		326,828
1,000	M	Ultra Resources, Inc., 4.4129%, 4/12/2024		1,000,935
				2,984,354
		Financial Services—6.2%
2,729	M	Alliant Holdings Intermediate, LLC, 4.8021%, 8/12/2022		2,746,101
1,845	M	EIG Investors Corp., 5.4623%, 2/9/2023		1,858,758
250	M	Edelman Financial Services, LLC, 5.6526%, 11/11/2024		252,084
2,729	M	NFP Corp., 5.069%, 1/8/2024		2,748,661
4,564	M	USI Holdings Corp., 4.6934%, 5/16/2024		4,562,376
				12,167,980
		Financials—3.1%
500	M	Acrisure, LLC, 5.6473%, 11/22/2023	(b)	505,625
1,995	M	AssuredPartners, Inc., 5.0690%, 10/22/2024		2,008,716
995	M	Geronimo Intermediate Parent, Inc., 4.8190%, 6/22/2023		1,002,463
1,836	M	Jaguar Holding Co. I, LLC, 4.3844%, 8/18/2022		1,841,184
675	M	PI U.K. Holdco II, Ltd., 3.5%, 12/2/2024	(b)	676,266
				6,034,254
		Food/Beverage/Tobacco—2.2%
1,065	M	Chobani, LLC, 5.069%, 10/10/2023		1,074,945
898	M	Post Holdings, Inc., 3.82%, 5/24/2024		902,243
700	M	Refresco Holding BV, 2.75%, 9/27/2024	(b)	698,250
1,000	M	Refresco Group NV, 2.75%, 12/13/2024	(b)	997,500
525	M	Utz Quality Foods, LLC, 5.0111%, 11/21/2024		529,594
				4,202,532
		Forest Products/Containers—2.6%
1,741	M	BWay Holding Co., 4.5986%, 4/3/2024		1,751,410
3,279	M	Coveris Holdings SA, 5.9434% 6/29/2022		3,291,341
				5,042,751
		Gaming/Leisure—12.8%
		AMC Entertainment Holdings, Inc.:
869	M	3.7270%, 12/15/2022		873,667
372	M	3.7270%, 12/15/2023		372,807
		Caesars Entertainment Operating Co., Inc.:
2,000	M	4.3363%, 12/23/2024	(b)	2,011,870
2,000	M	3.84978%, 10/7/2024		2,004,850
2,985	M	Cyan Blue Holdco 2, Ltd., 5.1939%, 8/23/2024		3,003,656
2,875	M	Delta 2 (Lux) Sarl, 4.569%, 2/1/2024		2,894,248
2,500	M	Dorna Sports SL, 3.5%, 4/12/2024	(b)	2,491,675
4,984	M	Golden Nugget, Inc., 4.7699%, 10/4/2023		5,026,719
1,303	M	La Quinta Intermediate Holdings, LLC, 4.1092%, 4/14/2021		1,311,441
2,133	M	Lakeland Tours, 4%, 12/6/2024	(b)	2,154,663
445	M	Lions Gate Entertainment Corp., 3.819%, 12/8/2023		447,754
1,454	M	Live Nation Entertainment, Inc., 3.875%, 10/31/2023		1,462,431
862	M	Seminole Hard Rock Entertainment, Inc., 4.4434%, 5/14/2020		869,387
				24,925,168
		Health Care—7.6%
		Air Medical Group Holdings, Inc.:
175	M	5.25%, 9/26/2024	(b)	175,938
1,318	M	5.6746%, 4/28/2022		1,321,209
1,100	M	Air Methods Corp., 5.1934%, 4/22/2024		1,100,412
250	M	Albany Molecular Research, Inc., 8.569%, 8/30/2025		247,500
1,397	M	Alphabet Holding Co., 5.069%, 9/26/2024		1,356,351
1,990	M	American Renal Holdings, Inc., 4.819%, 6/22/2024		1,978,806
1,322	M	Canyon Valor Cos., Inc., 5.9434%, 6/16/2023		1,340,277
1,064	M	Envision Healthcare Corp., 4.57%, 12/1/2023		1,067,576
993	M	ExamWorks Group, Inc., 4.819%, 7/27/2023		998,463
527	M	Mallinckrodt International Finance SA, 4.4434%, 9/24/2021		527,463
505	M	MPH Acquisition Holdings, LLC, 4.6934%, 6/7/2023		506,195
188	M	Onex Carestream Finance, LP, 5.6934%, 6/7/2019		188,996
350	M	Parexel International Corp., 4.569%, 9/27/2024		351,897
750	M	PharMerica Corp., 4.9032%, 9/26/2024		754,451
1,489	M	Sterigenics-Nordion Holdings, LLC, 4.569%, 5/15/2022		1,493,178
572	M	U.S. Anesthesia Partners, Inc., 4.819%, 6/23/2024		574,986
803	M	Valeant Pharmaceuticals International, Inc., 4.94%, 4/1/2022		815,407
				14,799,105
		Information Technology—7.7%
1,692	M	Avast Holdings BV, 4.4434%, 9/30/2023		1,705,091
725	M	Capri Acquisitions, Ltd., 4.6268%, 11/1/2024		727,041
868	M	Change Heathcare Holdings, Inc., 4.319%, 3/1/2024		870,813
973	M	Digicel International Finance, Ltd., 5.31%, 5/27/2024		977,882
3,275	M	DigiCert Holdings, Inc., 6.1301%, 10/31/2024	(b)	3,321,259
183	M	Harland Clarke Holdings Corp, 6.83278%, 11/3/2023		184,144
672	M	Hyland Software, Inc., 4.819%, 7/1/2022		677,493
2,000	M	ION Trading Technologies, Ltd., 2.75%, 11/21/2024	(b)	2,003,750
2,319	M	Project Leopard Holdings, Inc., 7.1934%, 7/7/2023		2,336,581
1,450	M	Quest Software U.S. Holdings Inc., 7.3801%, 9/7/2023		1,475,413
729	M	Western Digital Corp., 3.569%, 4/29/2023		732,902
				15,012,369
		Manufacturing—5.5%
3,482	M	Brand Energy & Infrastructure Services, Inc., 5.615% 6/21/2024		3,501,009
619	M	Douglas Dynamics, LLC, 4.7%, 12/31/2021		622,633
		Engineered Machinery Holdings, Inc.:
115	M	4.9424%, 7/19/2024	(b)	115,116
885	M	4.9434%, 7/19/2024		885,509
966	M	Filtration Group Corp., 4.3801%, 11/23/2020		976,003
995	M	Gardner Denver, Inc., 4.4434%, 7/30/2024		999,088
2,480	M	HII Holding Corp., 4.819%, 12/20/2019		2,306,789
821	M	Husky Injection Molding Systems, Ltd., 4.819%, 6/30/2021		826,495
519	M	RBS Global, Inc., 3.8021%, 8/21/2024		521,687
				10,754,329
		Media-Broadcasting—5.8%
1,219	M	Altice Financing SA, 4.1092%, 7/15/2025		1,196,021
2,239	M	Altice U.S. Finance I Corp., 3.819%, 7/28/2025		2,156,666
125	M	CBS Radio, Inc., 4.1719%, 11/18/2024		125,859
101	M	Mission Broadcasting, Inc., 3.8607%, 1/17/2024		101,725
829	M	Nexstar Broadcasting, Inc., 3.8607%, 1/17/2024		833,026
1,343	M	Numericable U.S., LLC, 4.1301%, 7/31/2025		1,287,841
4,000	M	Sinclair Broadcasting Group, 2.5%, 12/12/2024	(b)	4,001,660
1,563	M	VFH Parent, LLC, 5.1348%, 12/30/2021		1,576,545
				11,279,343
		Media-Cable TV—6.0%
3,775	M	Atlantic Broadband Finance, LLC, 2.375%, 8/09/2024	(b)	3,771,621
1,862	M	CSC Holdings, LLC, 3.7408%, 7/17/2025		1,856,609
743	M	Gray Television, Inc., 3.6107%, 2/7/2024		748,254
1,744	M	Midcontinent Communications, Inc., 3.6819%, 12/31/2023		1,756,359
1,496	M	Raycom TV Broadcasting, LLC, 4.319%, 8/23/2024		1,511,213
1,397	M	WideOpenWest Finance, LLC, 4.7511%, 8/18/2023		1,387,074
600	M	Ziggo Secured Finance Partnership, 3.97703%, 4/15/2025		595,812
				11,626,942
		Media-Diversified—.2%
462	M	Tribune Media Co., 4.569%, 1/26/2024		463,159
		Metals/Mining—2.5%
1,241	M	Arch Coal, Inc., 4.819%, 3/7/2024		1,251,480
1,372	M	Big River Steel, LLC, 6.6934%, 8/23/2023		1,388,714
1,400	M	MRC Global (U.S.), Inc., 5.069%, 9/20/2024		1,408,750
846	M	TMS International Corp., 4.472%, 8/14/2024		850,227
				4,899,171
		Real Estate—.4%
800	M	VICI Properties 1, LLC, 2.25%, 12/20/2024	(b)	801,572
		Retail-General Merchandise—5.5%
1,441	M	1011778 B.C. ULC, 3.8677%, 2/16/2024		1,442,137
1,372	M	Bass Pro Group, LLC, 6.569%, 9/25/2024		1,367,791
1,294	M	BJ's Wholesale Club, Inc., 4.953%, 2/3/2024		1,274,505
909	M	CNT Holdings III Corp., 4.88%, 1/22/2023		883,888
1,523	M	Harbor Freight Tools USA, Inc., 4.819%, 8/18/2023		1,534,868
1,150	M	Hercules Achievement, Inc., 5.069%, 12/16/2024		1,158,050
1,040	M	Party City Holdings, Inc., 4.4622%, 8/19/2022		1,045,310
2,000	M	Staples, Inc., 5.4885%, 9/11/2024		1,957,500
				10,664,049
		Services—1.4%
533	M	GW Honos Security Corp., 4.9727%, 5/24/2024		535,526
		HD Supply, Inc.:
628	M	3.9434%, 8/13/2021		632,641
545	M	4.1934%, 10/17/2023		549,501
939	M	Monitronics International, Inc., 7.1934%, 9/30/2022		930,116
				2,647,784
		Telecommunications—1.4%
1,675	M	Cincinnati Bell, Inc., 5.1107%, 10/2/2024		1,696,984
1,070	M	GCI Holdings, Inc., 3.819%, 2/2/2022		1,074,282
				2,771,266
		Transportation—.4%
796	M	Avolon TLB Borrower 1 (U.S.), LLC, 3.7511%, 3/21/2022		791,335
		Utilities—4.7%
		Calpine Corp.:
1,925	M	2.75%, 1/15/2024	(b)	1,924,143
951	M	4.09%, 1/15/2024		950,813
1,600	M	Charah, LLC, 7.7123%, 10/25/2024		1,616,000
2,000	M	Dayton Power & Light Co., 3.25%, 8/24/2022	(b)	2,012,500
1,500	M	ExGen Renewables I, LLC, 4.4676%, 11/28/2024		1,518,751
1,064	M	Talen Energy Supply, LLC, 5.569%, 7/15/2023		1,073,050
				9,095,257
		Waste Management—.5%
940	M	Advanced Disposal Services, Inc., 3.7391%, 11/10/2023		942,906
		Wireless Communications—2.1%
1,000	M	Intelsat Jackson Holdings SA, 5.2123%, 11/27/2023		999,585
1,439	M	Sprint Communications, Inc., 4.125%, 2/2/2024		1,440,744
1,729	M	Telesat Canada, 4.7%, 11/17/2023		1,741,309
				4,181,638
Total Value of Loan Participations (cost $181,109,714)				181,892,895
		CORPORATE BONDS—5.0%
		Aerospace/Defense—.2%
325	M	Bombardier, Inc., 8.75%, 12/1/2021	(a)	358,312
		Energy—.5%
750	M	Oasis Petroleum, Inc., 6.5%, 11/1/2021		767,813
271	M	Precision Drilling Corp., 6.5%, 12/15/2021		277,436
				1,045,249
		Financials—.8%
		DAE Funding, LLC:
300	M	4%, 8/1/2020	(a)	303,750
350	M	4.5%, 8/1/2022	(a)	344,750
850	M	Icahn Enterprises, LP, 6.25%, 2/1/2022		871,250
				1,519,750
		Forest Products/Containers—.5%
900	M	BWAY Holding Co., 5.5%, 4/15/2024	(a)	938,250
		Health Care—.9%
800	M	Centene Corp., 5.625%, 2/15/2021		824,000
450	M	Endo Finance, LLC, 7.25%, 1/15/2022	(a)	391,500
450	M	Molina Healthcare, Inc., 5.375%, 11/15/2022		471,375
				1,686,875
		Media-Cable TV—.9%
750	M	CSC Holdings, LLC, 10.125%, 1/15/2023	(a)	846,563
500	M	DISH DBS Corp., 7.875%, 9/1/2019		536,250
425	M	Numericable Group SA, 6.25%, 5/15/2024	(a)	427,656
				1,810,469
		Metals/Mining—.3%
100	M	Aleris International, Inc., 9.5%, 4/1/2021	(a)	106,000
325	M	Teck Resources, Ltd., 8.5%, 6/1/2024	(a)	368,063
				474,063
		Services—.2%
450	M	Cimpress NV, 7%, 4/1/2022	(a)	465,750
		Telecommunications—.4%
650	M	GCI, Inc., 6.875%, 4/15/2025		695,500
		Utilities—.2%
430	M	Calpine Corp., 6%, 1/15/2022	(a)	444,512
		Wireless Communications—.1%
250	M	T-Mobile USA, Inc., 6.125%, 1/15/2022		258,500
Total Value of Corporate Bonds (cost $9,802,952)				9,697,230
		SHORT-TERM U.S.GOVERNMENT AGENCY OBLIGATIONS—7.7%
		Federal Home Loan Bank:
10,000	M	1.135%, 1/4/2018		9,999,290
5,000	M	1.275%, 1/30/2018		4,995,020

Total Value of U.S. Government Agency Obligations (cost $14,993,914)		14,994,310
Total Value of Investments (cost $205,906,580)	106.1%	206,584,435
Excess of Liabilities Over Other Assets	(6.1)	(11,814,004)
Net Assets	100.0%	$194,770,431

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held eleven 144A securities with an aggregate value of $4,995,106 representing 2.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2017.

At December 31, 2017, the cost of investments for federal income tax purposes was $205,906,580. Accumulated net unrealized appreciation on investments was $677,855, consisting of $1,619,675 gross unrealized appreciation and $941,820 gross unrealized depreciation.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$181,892,895	$-	$181,892,895
Corporate Bonds	-	9,697,230	-	9,697,230
Short-Term U.S. Government Agency Obligations	-	14,994,310	-	14,994,310
Total Investments in Securities*	$-	$206,584,435	$-	$206,584,435

*	The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2017

Principal
Amount		Security		Value
		CORPORATE BONDS—92.1%
		Aerospace/Defense—1.7%
		Bombardier, Inc.:
$2,600	M	8.75%, 12/1/2021	(a)	$2,866,500
1,150	M	7.5%, 12/1/2024	(a)	1,170,125
1,200	M	7.5%, 3/15/2025	(a)	1,215,360
		Meccanica Holdings USA, Inc.:
1,871	M	7.375%, 7/15/2039	(a)	2,366,815
750	M	6.25%, 1/15/2040	(a)	872,813
3,225	M	TransDigm, Inc., 6.375%, 6/15/2026		3,265,313
				11,756,926
		Automotive—4.3%
3,500	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026	(a)	3,613,750
1,475	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	(a)	1,556,125
1,725	M	Asbury Automotive Group, Inc., 6%, 12/15/2024		1,804,695
1,700	M	Avis Budget Group, Inc., 6.375%, 4/1/2024	(a)	1,777,010
1,900	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)	1,966,500
1,000	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)	1,086,250
		Dana Holding Corp.:
2,000	M	6%, 9/15/2023		2,095,000
700	M	5.5%, 12/15/2024		742,875
2,350	M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		2,466,090
1,425	M	Group 1 Automotive, Inc., 5.25%, 12/15/2023	(a)	1,478,437
1,650	M	Hertz Corp., 7.625%, 6/1/2022	(a)	1,732,500
1,900	M	LKQ Corp., 4.75%, 5/15/2023		1,952,250
3,725	M	Meritor, Inc., 6.25%, 2/15/2024		3,939,188
1,424	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)	1,534,360
2,550	M	ZF North America Capital, Inc., 4.75%, 4/29/2025	(a)	2,709,375
				30,454,405
		Building Materials—1.1%
2,600	M	Building Materials Corp., 5.375%, 11/15/2024	(a)	2,730,780
1,950	M	Griffon Corp., 5.25%, 3/1/2022		1,979,250
		Jeld-Wen, Inc.:
500	M	4.625%, 12/15/2025	(a)	505,000
500	M	4.875%, 12/15/2027	(a)	506,250
1,700	M	RSI Home Products, Inc., 6.5%, 3/15/2023	(a)	1,789,250
				7,510,530
		Chemicals—3.2%
2,000	M	A. Schulman, Inc., 6.875%, 6/1/2023		2,090,000
1,225	M	CF Industries, Inc., 4.95%, 6/1/2043		1,163,750
1,625	M	Chemours Co., 6.625%, 5/15/2023		1,726,562
1,050	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)	1,134,000
1,000	M	Evolution Escrow Issurer, LLC, 7.5%, 3/15/2022	(a)	1,047,500
1,750	M	Nova Chemicals Corp., 5.25%, 6/1/2027	(a)	1,750,000
1,925	M	PolyOne Corp., 5.25%, 3/15/2023		2,035,688
1,600	M	PQ Corp., 6.75%, 11/15/2022	(a)	1,714,000
		Rain CII Carbon, LLC:
1,867	M	8.25%, 1/15/2021	(a)	1,906,860
5,175	M	7.25%, 4/1/2025	(a)	5,647,219
1,850	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)	1,852,313
225	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)	226,125
525	M	W.R. Grace & Co., 5.625%, 10/1/2024	(a)	568,312
				22,862,329
		Consumer Non-Durables—1.0%
1,225	M	American Greetings Corp., 7.875%, 2/15/2025	(a)	1,329,125
1,125	M	First Quality Finance Co., 5%, 7/1/2025	(a)	1,150,312
2,700	M	Kronos Acquisition, Inc., 9%, 8/15/2023	(a)	2,531,250
850	M	Reynolds Group Holdings, Inc., 5.125%, 7/15/2023	(a)	880,813
1,375	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)	1,436,875
				7,328,375
		Energy—11.9%
725	M	Andeavor Logistics, LP, 5.2%, 12/1/2047		759,041
		Antero Resources Corp.:
950	M	5.375%, 11/1/2021		977,312
475	M	5.125%, 12/1/2022		486,875
400	M	5%, 3/1/2025		410,000
1,725	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)	1,651,687
1,375	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)	1,440,312
850	M	Callon Petroleum Co., 6.125%, 10/1/2024		879,750
		Carrizo Oil & Gas, Inc.:
1,000	M	6.25%, 4/15/2023		1,042,500
600	M	8.25%, 7/15/2025		662,250
2,175	M	Chesapeake Energy Corp., 8%, 1/15/2025	(a)	2,202,187
1,675	M	CONSOL Energy, Inc., 5.875%, 4/15/2022		1,718,969
		Consolidated Energy Finance SA:
1,700	M	6.75%, 10/15/2019	(a)	1,731,875
1,400	M	6.875%, 6/15/2025	(a)	1,487,500
		Continental Resources, Inc.:
3,575	M	3.8%, 6/1/2024		3,548,187
1,950	M	4.375%, 1/15/2028	(a)	1,927,477
475	M	4.9%, 6/1/2044		456,000
825	M	Covey Park Energy, LLC, 7.5%, 5/15/2025	(a)	861,877
		Crestwood Midstream Partners, LP:
2,175	M	6.25%, 4/1/2023		2,271,135
1,375	M	5.75%, 4/1/2025		1,424,844
900	M	CrownRock, LP, 5.625%, 10/15/2025	(a)	906,750
1,775	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025	(a)	1,801,625
500	M	Diamondback Energy, Inc., 4.75%, 11/1/2024		504,375
		Endeavor Energy Resources, LP:
825	M	5.5%, 1/30/2026	(a)	841,500
800	M	5.75%, 1/30/2028	(a)	824,600
2,767	M	Exterran Partners, LP, 6%, 10/1/2022		2,780,835
1,950	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021		1,964,625
		Genesis Energy, LP:
1,400	M	6.75%, 8/1/2022		1,459,500
500	M	5.625%, 6/15/2024		490,000
1,150	M	Gulfport Energy Corp., 6.375%, 5/15/2025		1,160,062
1,175	M	Hilcorp Energy I, LP, 5.75%, 10/1/2025	(a)	1,207,312
2,125	M	Jonah Energy, LLC, 7.25%, 10/15/2025	(a)	2,143,594
2,600	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022		2,639,000
1,400	M	Matador Resources Co., 6.875%, 4/15/2023		1,477,000
		Murphy Oil Corp.:
1,425	M	4.7%, 12/1/2022		1,433,906
1,225	M	6.875%, 8/15/2024		1,310,750
1,100	M	5.75%, 8/15/2025		1,127,500
2,300	M	Newfield Exploration Co., 5.375%, 1/1/2026		2,443,750
875	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027	(a)	911,094
1,750	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023		1,795,938
		Parsley Energy, LLC:
425	M	6.25%, 6/1/2024	(a)	449,438
1,775	M	5.25%, 8/15/2025	(a)	1,788,313
300	M	5.625%, 10/15/2027	(a)	307,500
		PDC Energy, Inc.:
1,250	M	6.125%, 9/15/2024		1,300,000
675	M	5.75%, 5/15/2026	(a)	692,719
		Precision Drilling Corp.:
1,148	M	6.5%, 12/15/2021		1,175,265
950	M	7.125%, 1/15/2026	(a)	971,375
1,350	M	QEP Resources, Inc., 6.875%, 3/1/2021		1,464,750
1,200	M	Range Resources Corp., 4.875%, 5/15/2025		1,164,000
1,250	M	Rowan Cos., Inc., 4.875%, 6/1/2022		1,184,375
700	M	RSP Permian, Inc., 5.25%, 1/15/2025		721,000
575	M	SESI, LLC, 7.75%, 9/15/2024	(a)	612,375
1,025	M	SM Energy Co., 5%, 1/15/2024		993,609
		Southwestern Energy Co.:
1,000	M	7.5%, 4/1/2026		1,063,750
1,625	M	7.75%, 10/1/2027		1,736,719
700	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027		687,750
		Sunoco, LP:
1,100	M	6.25%, 4/15/2021		1,146,200
900	M	6.375%, 4/1/2023		950,625
		Targa Resources Partners, LP:
900	M	5.25%, 5/1/2023		922,500
2,800	M	4.25%, 11/15/2023		2,779,000
614	M	Tesoro Logistics, LP, 6.25%, 10/15/2022		652,203
1,025	M	Unit Corp., 6.625%, 5/15/2021		1,037,813
		Weatherford Bermuda, PLC:
600	M	4.5%, 4/15/2022		546,000
625	M	6.5%, 8/1/2036		517,188
		Whiting Petroleum Corp.:
700	M	5%, 3/15/2019		718,725
1,100	M	6.25%, 4/1/2023		1,130,250
400	M	6.625%, 1/15/2026	(a)	408,500
1,725	M	WPX Energy, Inc., 6%, 1/15/2022		1,811,250
				84,096,686
		Financials—6.0%
2,225	M	Ally Financial, Inc., 8%, 11/1/2031		2,903,625
1,925	M	Arch Merger Sub, Inc., 8.5%, 9/15/2025	(a)	1,785,437
1,825	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)	1,090,437
1,200	M	AssuredPartners, Inc., 7%, 8/15/2025	(a)	1,197,000
1,525	M	Credit Suisse Group AG, 7.5%, 12/11/2023	(a)	1,746,049
2,575	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024	(a)	2,575,000
3,600	M	DAE Funding, LLC, 5%, 8/1/2024	(a)	3,564,000
		Icahn Enterprises, LP:
2,225	M	6.25%, 2/1/2022		2,280,625
1,450	M	6.75%, 2/1/2024		1,495,312
1,975	M	6.375%, 12/15/2025	(a)	1,980,135
3,425	M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024	(a)	3,511,759
		Ladder Capital Finance Holdings, LLLP:
1,350	M	5.25%, 3/15/2022	(a)	1,395,563
2,700	M	5.25%, 10/1/2025	(a)	2,693,250
2,425	M	LPL Holdings, Inc., 5.75%, 9/15/2025	(a)	2,473,500
2,550	M	Royal Bank of Scotland Group, PLC, 8.625%, 8/15/2021		2,878,313
1,600	M	Societe Generale SA, 7.375%, 9/13/2071	(a)	1,738,080
		Springleaf Finance Corp.:
1,225	M	7.75%, 10/1/2021		1,352,094
1,950	M	5.625%, 3/15/2023		1,956,728
3,325	M	UniCredit SpA, 5.861%, 6/19/2032	(a)	3,549,467
				42,166,374
		Food/Beverage/Tobacco—1.7%
1,225	M	Barry Callebault Services SA, 5.5%, 6/15/2023	(a)	1,340,763
		Lamb Weston Holdings, Inc.:
875	M	4.625%, 11/1/2024	(a)	905,625
625	M	4.875%, 11/1/2026	(a)	654,688
		Pilgrim's Pride Corp.:
250	M	5.75%, 3/15/2025	(a)	259,063
1,025	M	5.875%, 9/30/2027	(a)	1,058,313
		Post Holdings, Inc.:
1,725	M	5.5%, 3/1/2025	(a)	1,789,688
2,800	M	5.75%, 3/1/2027	(a)	2,856,000
1,750	M	Simmons Foods, Inc., 5.75%, 11/1/2024	(a)	1,741,250
1,700	M	Vector Group, Ltd., 6.125%, 2/1/2025	(a)	1,763,750
				12,369,140
		Forest Products/Containers—2.7%
		Ardagh Holdings USA, Inc.:
525	M	4.625%, 5/15/2023	(a)	537,626
4,750	M	7.25%, 5/15/2024	(a)	5,189,375
		BWAY Holding Co.:
1,725	M	5.5%, 4/15/2024	(a)	1,798,312
2,825	M	7.25%, 4/15/2025	(a)	2,923,875
2,000	M	Crown Americas, LLC, 4.25%, 9/30/2026		1,975,000
775	M	Louisiana-Pacific Corp., 4.875%, 9/15/2024		802,125
		Mercer International, Inc.:
1,400	M	7.75%, 12/1/2022		1,484,000
1,175	M	6.5%, 2/1/2024		1,251,375
525	M	5.5%, 1/15/2026	(a)	534,188
2,175	M	Sealed Air Corp., 6.875%, 7/15/2033	(a)	2,539,313
				19,035,189
		Gaming/Leisure—1.9%
2,550	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025	(a)	2,575,500
		Golden Nugget, Inc.:
2,175	M	6.75%, 10/15/2024	(a)	2,218,500
1,425	M	8.75%, 10/1/2025	(a)	1,499,812
1,025	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)	1,087,781
1,650	M	Scientific Games International, Inc., 7%, 1/1/2022	(a)	1,742,813
1,125	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025	(a)	1,217,813
2,900	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)	3,001,500
				13,343,719
		Health Care—7.2%
2,725	M	Centene Corp., 6.125%, 2/15/2024		2,888,500
		CHS/Community Health Systems, Inc.:
1,125	M	7.125%, 7/15/2020		846,562
950	M	5.125%, 8/1/2021		859,750
2,450	M	6.25%, 3/31/2023		2,217,250
2,125	M	DaVita, Inc., 5.125%, 7/15/2024		2,150,234
		Endo Finance, LLC:
725	M	7.25%, 1/15/2022	(a)	630,750
1,575	M	6%, 7/15/2023	(a)	1,244,250
375	M	6%, 2/1/2025	(a)	292,500
		HCA, Inc.:
3,600	M	6.25%, 2/15/2021		3,825,000
2,425	M	5.875%, 5/1/2023		2,594,750
375	M	5.375%, 2/1/2025		389,062
2,400	M	5.875%, 2/15/2026		2,544,000
		HealthSouth Corp.:
1,150	M	5.125%, 3/15/2023		1,181,625
1,325	M	5.75%, 11/1/2024		1,361,437
		LifePoint Health, Inc.:
2,900	M	5.875%, 12/1/2023		2,939,875
1,175	M	5.375%, 5/1/2024		1,155,906
		Mallinckrodt Finance SB:
2,575	M	5.75%, 8/1/2022	(a)	2,349,688
1,025	M	5.5%, 4/15/2025	(a)	840,500
		Molina Healthcare, Inc.:
2,925	M	5.375%, 11/15/2022		3,063,938
1,750	M	4.875%, 6/15/2025	(a)	1,754,375
775	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024	(a)	827,313
1,775	M	Polaris Intermediate Corp., 8.5%, 12/1/2022	(a)	1,846,000
700	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023	(a)	742,000
3,575	M	Tenet Healthcare Corp., 6%, 10/1/2020		3,793,254
575	M	Universal Health Services, Inc., 5%, 6/1/2026	(a)	595,844
675	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020		678,375
		Valeant Pharmaceuticals International, Inc.:
400	M	6.5%, 3/15/2022	(a)	421,000
1,925	M	7.25%, 7/15/2022	(a)	1,953,875
800	M	7%, 3/15/2024	(a)	858,000
2,150	M	6.125%, 4/15/2025	(a)	1,975,313
1,900	M	9%, 12/15/2025	(a)	1,984,930
				50,805,856
		Information Technology—4.7%
3,150	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)	3,189,375
1,650	M	CDW, LLC, 5%, 9/1/2025		1,716,000
1,625	M	CommScope Technologies, LLC, 6%, 6/15/2025	(a)	1,734,687
1,825	M	Diamond 1 Finance Corp., 6.02%, 6/15/2026	(a)	2,015,568
2,625	M	Equinix, Inc., 5.875%, 1/15/2026		2,825,156
625	M	J2 Cloud Services, LLC, 6%, 7/15/2025	(a)	660,937
		Match Group, Inc.:
825	M	6.375%, 6/1/2024		897,188
925	M	5%, 12/15/2027	(a)	941,188
1,250	M	MSCI, Inc., 5.75%, 8/15/2025	(a)	1,348,438
1,375	M	Nuance Communications, Inc., 6%, 7/1/2024		1,481,563
1,000	M	NXP BV, 3.875%, 9/1/2022	(a)	1,013,750
1,300	M	Open Text Corp., 5.625%, 1/15/2023	(a)	1,360,125
2,275	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)	2,434,250
1,800	M	Radiate Holdco, LLC, 6.625%, 2/15/2025	(a)	1,705,500
1,225	M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026	(a)	1,338,313
3,975	M	Solera, LLC, 10.5%, 3/1/2024	(a)	4,491,671
750	M	Verisign, Inc., 4.75%, 7/15/2027		770,625
2,650	M	Western Digital Corp., 10.5%, 4/1/2024		3,077,313
				33,001,647
		Manufacturing—3.4%
2,525	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)	2,651,250
700	M	Boise Cascade Co., 5.625%, 9/1/2024	(a)	742,000
775	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025	(a)	815,687
925	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)	1,045,250
2,550	M	Gates Global, LLC, 6%, 7/15/2022	(a)	2,620,125
425	M	GrafTech International, Ltd., 6.375%, 11/15/2020		426,062
2,925	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)	3,147,885
2,050	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025	(a)	2,147,375
		James Hardie International Finance, Ltd.
525	M	4.75%, 1/15/2025	(a)	531,562
525	M	5%, 1/15/2028	(a)	531,562
1,300	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027		1,407,250
		United Rentals, Inc.:
975	M	4.625%, 10/15/2025		984,750
875	M	5.875%, 9/15/2026		939,531
1,225	M	5.5%, 5/15/2027		1,292,375
2,250	M	Wabash National Corp., 5.5%, 10/1/2025	(a)	2,272,500
2,050	M	Zekelman Industries, Inc., 9.875%, 6/15/2023	(a)	2,311,375
				23,866,539
		Media-Broadcasting—1.7%
		Belo Corp.:
725	M	7.75%, 6/1/2027		819,250
150	M	7.25%, 9/15/2027		168,000
2,225	M	LIN Television Corp., 5.875%, 11/15/2022		2,325,125
		Nexstar Broadcasting, Inc.:
1,625	M	6.125%, 2/15/2022	(a)	1,690,000
1,350	M	5.625%, 8/1/2024	(a)	1,397,250
		Sinclair Television Group, Inc.:
2,175	M	5.375%, 4/1/2021		2,218,500
475	M	5.625%, 8/1/2024	(a)	491,031
975	M	5.875%, 3/15/2026	(a)	1,017,656
575	M	5.125%, 2/15/2027	(a)	572,844
1,250	M	Sirius XM Radio, Inc., 6%, 7/15/2024	(a)	1,325,000
				12,024,656
		Media-Cable TV—9.1%
		Altice Financing SA:
3,675	M	6.625%, 2/15/2023	(a)	3,857,280
1,150	M	7.5%, 5/15/2026	(a)	1,227,625
		Altice Finco SA:
970	M	8.125%, 1/15/2024	(a)	1,018,500
900	M	7.625%, 2/15/2025	(a)	919,125
		Altice U.S. Finance I Corp.:
2,625	M	5.375%, 7/15/2023	(a)	2,690,625
1,325	M	5.5%, 5/15/2026	(a)	1,353,156
775	M	AMC Networks, Inc., 4.75%, 8/1/2025		770,156
1,250	M	Block Communications, Inc., 6.875%, 2/15/2025	(a)	1,315,625
800	M	Cable One, Inc., 5.75%, 6/15/2022	(a)	828,000
		CCO Holdings, LLC:
2,275	M	5.125%, 2/15/2023		2,331,875
3,675	M	5.875%, 4/1/2024	(a)	3,840,375
1,350	M	5.125%, 5/1/2027	(a)	1,333,125
2,250	M	5.875%, 5/1/2027	(a)	2,323,125
975	M	5%, 2/1/2028	(a)	953,062
		Cequel Communications Holdings I, LLC:
1,457	M	6.375%, 9/15/2020	(a)	1,482,497
1,700	M	7.75%, 7/15/2025	(a)	1,819,000
		Clear Channel Worldwide Holdings, Inc.:
750	M	Series "A", 6.5%, 11/15/2022		759,375
2,375	M	Series "B", 6.5%, 11/15/2022		2,422,500
		CSC Holdings, LLC:
5,725	M	10.125%, 1/15/2023	(a)	6,462,094
1,250	M	6.625%, 10/15/2025	(a)	1,356,225
1,575	M	10.875%, 10/15/2025	(a)	1,878,188
		DISH DBS Corp.:
2,300	M	7.875%, 9/1/2019		2,466,750
950	M	5%, 3/15/2023		901,312
1,750	M	5.875%, 11/15/2024		1,710,625
1,700	M	Gray Television, Inc., 5.875%, 7/15/2026	(a)	1,746,750
		Mediacom Broadband, LLC:
1,125	M	5.5%, 4/15/2021		1,143,281
1,950	M	6.375%, 4/1/2023		2,013,375
4,005	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)	4,270,331
		Netflix, Inc.:
2,125	M	5.5%, 2/15/2022		2,244,531
725	M	4.875%, 4/15/2028	(a)	711,406
		Numericable Group SA:
1,575	M	6%, 5/15/2022	(a)	1,596,656
3,225	M	6.25%, 5/15/2024	(a)	3,245,156
1,375	M	Virgin Media Finance, PLC, 6.375%, 4/15/2023	(a)	1,424,844
				64,416,550
		Media-Diversified—1.1%
750	M	E.W. Scripps Co., 5.125%, 5/15/2025	(a)	748,125
1,700	M	Gannett Co., Inc., 5.125%, 7/15/2020		1,742,500
500	M	LSC Communications, Inc., 8.75%, 10/15/2023	(a)	515,625
2,100	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025		2,228,625
2,775	M	Tribune Media Co., 5.875%, 7/15/2022		2,865,188
				8,100,063
		Metals/Mining—8.4%
3,525	M	AK Steel Corp., 7%, 3/15/2027		3,604,312
1,550	M	Alcoa Nederland Holding BV, 7%, 9/30/2026	(a)	1,747,625
		Aleris International, Inc.:
1,840	M	7.875%, 11/1/2020		1,830,800
650	M	9.5%, 4/1/2021	(a)	689,000
1,275	M	Alliance Resourse Operating Partners, LP, 7.5%, 5/1/2025	(a)	1,359,469
1,175	M	ArcelorMittal SA, 6.125%, 6/1/2025		1,358,594
1,175	M	Big River Steel, LLC, 7.25%, 9/1/2025	(a)	1,245,500
2,800	M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025	(a)	2,674,000
		Commercial Metals Co.:
1,725	M	4.875%, 5/15/2023		1,772,437
1,100	M	5.375%, 7/15/2027		1,124,750
2,050	M	CONSOL Mining Corp., 11%, 11/15/2025	(a)	2,157,625
1,550	M	Constellium NV, 5.75%, 5/15/2024	(a)	1,588,750
4,075	M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022	(a)	4,292,197
		Freeport-McMoRan, Inc.:
1,800	M	3.1%, 3/15/2020		1,795,500
1,775	M	4.55%, 11/14/2024		1,813,517
1,400	M	5.45%, 3/15/2043		1,405,250
		HudBay Minerals, Inc.:
1,425	M	7.25%, 1/15/2023	(a)	1,517,625
450	M	7.625%, 1/15/2025	(a)	495,000
1,250	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)	1,401,563
1,675	M	Mountain Province Diamonds, Inc., 8%, 12/15/2022	(a)	1,662,438
3,250	M	Natural Resource Partners, LP, 10.5%, 3/15/2022		3,477,500
		Novelis, Inc.:
2,750	M	6.25%, 8/15/2024	(a)	2,887,500
3,975	M	5.875%, 9/30/2026	(a)	4,064,438
975	M	Peabody Energy Corp., 6.375%, 3/31/2025	(a)	1,017,656
4,950	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)	5,197,500
		Teck Resources, Ltd.:
850	M	8.5%, 6/1/2024	(a)	962,625
2,150	M	6%, 8/15/2040		2,402,625
3,900	M	TMS International Corp., 7.25%, 8/15/2025	(a)	4,085,250
				59,631,046
		Real Estate—2.7%
1,150	M	Communications Sales & Leasing, Inc., 7.125%, 12/15/2024	(a)	1,052,250
		Geo Group, Inc.:
400	M	5.125%, 4/1/2023		402,000
1,575	M	6%, 4/15/2026		1,626,187
1,875	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)	1,935,937
		Iron Mountain, Inc.:
2,875	M	5.75%, 8/15/2024		2,925,312
1,250	M	5.25%, 3/15/2028	(a)	1,250,000
1,350	M	Lennar Corp., 4.875%, 12/15/2023		1,422,563
		MPT Operating Partnership, LP:
375	M	6.375%, 3/1/2024		398,438
875	M	5.25%, 8/1/2026		910,000
1,100	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021	(a)	1,142,625
1,500	M	Sabra Health Care, LP, 5.125%, 8/15/2026		1,523,574
1,325	M	Starwood Property Trust, Inc., 5%, 12/15/2021		1,378,000
3,150	M	VICI Properties 1, LLC, 8%, 10/15/2023		3,535,245
				19,502,131
		Retail-General Merchandise—1.8%
1,750	M	1011778 B.C. ULC, 5%, 10/15/2025	(a)	1,771,875
		AmeriGas Partners, LP:
775	M	5.625%, 5/20/2024		809,875
1,725	M	5.5%, 5/20/2025		1,750,875
1,575	M	5.875%, 8/20/2026		1,630,125
		KFC Holding Co., LLC:
1,075	M	5%, 6/1/2024	(a)	1,111,281
1,975	M	5.25%, 6/1/2026	(a)	2,083,625
575	M	4.75%, 6/1/2027	(a)	589,375
2,800	M	L Brands, Inc., 6.75%, 7/1/2036		2,814,000
				12,561,031
		Services—1.6%
		AECOM:
2,025	M	5.875%, 10/15/2024		2,203,605
1,475	M	5.125%, 3/15/2027		1,506,196
1,270	M	Cimpress NV, 7%, 4/1/2022	(a)	1,314,450
2,250	M	GW Honos Security Corp., 8.75%, 5/15/2025	(a)	2,424,375
675	M	KAR Auction Services, Inc., 5.125%, 6/1/2025	(a)	693,563
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020		1,440,375
1,700	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023	(a)	1,891,250
				11,473,814
		Telecommunications—4.2%
2,000	M	CenturyLink, Inc., 5.8%, 3/15/2022		1,966,300
		Frontier Communications Corp.:
2,950	M	6.25%, 9/15/2021		2,101,875
525	M	7.125%, 1/15/2023		351,750
2,400	M	11%, 9/15/2025		1,776,000
		GCI, Inc.:
2,623	M	6.75%, 6/1/2021		2,672,181
3,125	M	6.875%, 4/15/2025		3,343,750
1,575	M	Qwest Corp., 7.25%, 9/15/2025		1,693,067
2,575	M	Sprint Capital Corp., 6.875%, 11/15/2028		2,597,531
3,575	M	Telecom Italia SpA, 5.303%, 5/30/2024		3,829,719
2,550	M	Telesat Canada, 8.875%, 11/15/2024	(a)	2,862,375
2,775	M	Wind Tre SpA, 5%, 1/20/2026	(a)	2,652,900
		Windstream Services, LLC:
414	M	6.375%, 8/1/2023	(a)	250,470
235	M	8.625%, 10/31/2025	(a)	227,363
		Zayo Group, LLC:
1,075	M	6.375%, 5/15/2025		1,140,844
2,525	M	5.75%, 1/15/2027	(a)	2,581,813
				30,047,938
		Transportation—1.2%
		Avolon TLB Borrower 1 (U.S.), LLC:
600	M	5.25%, 8/15/2022	(a)	598,500
725	M	5.5%, 2/15/2024	(a)	721,375
1,000	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)	1,105,000
		Fly Leasing, Ltd.:
925	M	6.375%, 10/15/2021		966,625
1,025	M	5.25%, 10/15/2024		1,027,562
1,750	M	Mobile Mini, Inc., 5.875%, 7/1/2024		1,841,875
2,300	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)	2,440,875
				8,701,812
		Utilities—4.5%
		AES Corp.:
1,325	M	7.375%, 7/1/2021		1,493,937
1,225	M	5.5%, 3/15/2024		1,280,125
650	M	5.125%, 9/1/2027		684,125
1,750	M	Avantor, Inc., 9%, 10/1/2025	(a)	1,728,125
		Calpine Corp.:
1,750	M	5.375%, 1/15/2023		1,708,437
1,550	M	5.75%, 1/15/2025		1,468,625
900	M	5.25%, 6/1/2026	(a)	885,384
		Cheniere Corpus Christi Holdings.:
1,550	M	5.875%, 3/31/2025	(b)	1,682,719
1,675	M	5.125%, 6/30/2027		1,736,807
1,575	M	DCP Midstream, LP, 7.375%, 12/29/2049		1,565,353
		Dynegy, Inc.:
2,100	M	7.375%, 11/1/2022		2,220,750
1,750	M	8%, 1/15/2025	(a)	1,903,125
1,310	M	FirstLight Hydro Generating, 8.812%, 10/15/2026		1,457,285
328	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020		349,996
350	M	InterGen NV, 7%, 6/30/2023	(a)	339,500
		NRG Energy, Inc.:
850	M	7.25%, 5/15/2026		929,679
1,525	M	6.625%, 1/15/2027		1,620,313
1,050	M	5.75%, 1/15/2028	(a)	1,063,125
1,350	M	NRG Yield Operating, LLC, 5%, 9/15/2026		1,377,000
2,468	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)	2,721,257
3,425	M	Terraform Power Operating, LLC, 5%, 1/31/2028	(a)	3,395,031
				31,610,698
		Waste Management—.5%
2,200	M	Covanta Holding Corp., 5.875%, 7/1/2025		2,216,500
1,175	M	GFL Environmental, Inc., 5.625%, 5/1/2022	(a)	1,224,937
				3,441,437
		Wireless Communications—4.5%
1,100	M	CB Escrow Corp., 8%, 10/15/2025	(a)	1,122,000
		Hughes Satellite Systems Corp.:
1,550	M	5.25%, 8/1/2026		1,586,812
950	M	6.625%, 8/1/2026		997,500
		Inmarsat Finance, PLC:
775	M	4.875%, 5/15/2022	(a)	776,937
1,075	M	6.5%, 10/1/2024	(a)	1,093,812
		Intelsat Jackson Holdings SA:
1,025	M	5.5%, 8/1/2023		840,500
2,950	M	8%, 2/15/2024	(a)	3,112,250
		Level 3 Financing, Inc.:
2,150	M	5.125%, 5/1/2023		2,160,750
700	M	5.375%, 1/15/2024		700,875
675	M	5.25%, 3/15/2026		664,234
2,775	M	SBA Communications Corp., 4.875%, 9/1/2024		2,858,250
		Sprint Communications, Inc.:
3,125	M	7%, 8/15/2020		3,320,313
4,350	M	6%, 11/15/2022		4,360,875
3,275	M	7.875%, 9/15/2023		3,496,063
		T-Mobile USA, Inc.:
2,475	M	6%, 3/1/2023		2,597,513
700	M	6.625%, 4/1/2023		731,500
300	M	6.5%, 1/15/2024		318,750
1,075	M	6%, 4/15/2024		1,142,188
				31,881,122
Total Value of Corporate Bonds (cost $638,810,776)				651,990,013
		LOAN PARTICIPATIONS†—4.5%
		Automotive—.9%
3,491	M	Superior Industries International, Inc., 6.0521%, 5/22/2024		3,524,460
3,010	M	Truck Hero, Inc., 5.642%, 4/22/2024		3,013,637
				6,538,097
		Energy—.2%
800	M	California Resources Corp., 4.75%, 12/7/2022	(b)	797,500
750	M	Medallion Midland Acquisition, 4.819%, 10/30/2024		754,219
				1,551,719
		Gaming/Leisure—.5%
3,250	M	Dorna Sports SL, 3.5%, 4/12/2024	(b)	3,239,177
		Health Care—.2%
1,422	M	ExamWorks Group, Inc., 4.819%, 7/27/2023		1,430,924
		Information Technology—.3%
1,900	M	DigiCert Holdings, Inc., 6.1301%, 10/31/2024	(b)	1,926,837
		Metals/Mining—.4%
2,693	M	Big River Steel, LLC, 6.6934%, 8/23/2023		2,726,929
364	M	Peabody Energy Corp., 5.069%, 3/31/2022		368,055
				3,094,984
		Retail-General Merchandise—1.6%
3,441	M	Bass Pro Group, LLC, 6.569%, 9/25/2024		3,431,911
3,340	M	Harbor Freight Tools USA, Inc., 4.819%, 8/18/2023		3,366,448
4,700	M	Staples, Inc., 5.4885%, 9/12/2024		4,600,125
				11,398,484
		Utilities—.4%
2,800	M	Charah, LLC, 7.7123%, 10/25/2024		2,828,000
Total Value of Loan Participations (cost $31,675,594)				32,008,222
		PASS-THROUGH CERTIFICATES—.4%
		Transportation
2,989	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $3,071,769)	(a)	3,099,994
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS—1.1%
7,500	M	Federal Home Loan Bank, 1.275%, 1/30/2018 (cost $7,492,292)		7,492,530

Total Value of Investments (cost $681,050,431)	98.1%	694,590,759
Other Assets, Less Liabilities	1.9	13,544,548
Net Assets	100.0%	$708,135,307

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held two hunderd nine 144A securities with an aggregate value of $355,346,266 representing 50.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2017.

Summary of Abbreviations:
LLLP Limited Liability Limited Partnership
PTT Pass-Through Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $681,100,682. Accumulated net unrealized appreciation on investments was $13,490,077, consisting of $19,953,422 gross unrealized appreciation and $6,463,345 gross unrealized depreciation.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$651,990,013	$-	$651,990,013
Loan Participations	-	32,008,222	-	32,008,222
Pass-Through Certificates	-	3,099,994	-	3,099,994
Short-Term U.S Government Agency Obligations	-	7,492,530	-	7,492,530
Total Investments in Securities*	$-	$694,590,759	$-	$694,590,759

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.  Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2017

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—39.1%
		Fannie Mae—26.7%
$10,887	M	3%, 12/1/2028 - 4/1/2031		$11,105,864
25,092	M	3.5%, 4/1/2033 - 4/1/2046		25,914,302
22,649	M	4%, 8/1/2026 - 4/1/2047		23,840,356
5,363	M	4.5%, 11/1/2040 - 1/1/2042		5,801,686
1,798	M	5%, 8/1/2039 - 11/1/2039		1,948,906
1,637	M	5.5%, 7/1/2033 - 10/1/2039		1,813,176
				70,424,290
		Freddie Mac—4.4%
247	M	3%, 6/1/2021		251,840
4,545	M	3.5%, 9/1/2032 - 2/1/2046		4,695,577
5,267	M	4%, 6/1/2047		5,511,284
1,068	M	5%, 8/1/2039		1,174,118
				11,632,819
		Government National Mortgage Association I Program—8.0%
595	M	4%, 6/15/2042		641,885
6,300	M	4.5%, 9/15/2033 - 6/15/2040		6,743,577
6,435	M	5%, 6/15/2033 - 4/15/2040		7,064,184
2,284	M	5.5%, 3/15/2033 - 10/15/2039		2,550,911
2,406	M	6%, 3/15/2033 - 11/15/2039		2,758,940
1,341	M	7%, 6/15/2023 - 4/15/2034		1,427,921
				21,187,418
Total Value of Residential Mortgage-Backed Securities (cost $103,106,957)				103,244,527
		COMMERCIAL MORTGAGE-BACKED SECURITIES—17.8%
		Fannie Mae—10.6%
2,721	M	2.27%, 1/1/2023		2,698,191
1,300	M	2.96%, 11/1/2018		1,307,336
5,139	M	2.995%, 11/1/2022		5,239,347
2,700	M	3.33%, 4/1/2035		2,759,160
1,425	M	3.41%, 11/1/2046		1,420,037
6,900	M	3.34%, 2/1/2027		7,249,892
2,700	M	3.4%, 6/1/2031		2,752,774
4,500	M	3.84%, 5/1/2018		4,495,775
				27,922,512
		Federal Home Loan Mortgage Corporation—7.2%
		Multi-Family Structured Pass-Throughs:
4,500	M	1.6722%, 8/25/2027	†	4,509,135
3,699	M	1.7419%, 5/25/2024	†	3,712,198
1,830	M	2.454%, 8/25/2023		1,824,783
4,330	M	2.849%, 3/25/2026		4,353,923
4,700	M	3.08%, 1/25/2031		4,730,658
				19,130,697
Total Value of Commercial Mortgage-Backed Securities (cost $48,057,609)				47,053,209
		U.S. GOVERNMENT OBLIGATIONS—14.6%
		U.S. Treasury Bonds:
2,475	M	2.75%, 8/15/2047		2,478,626
1,500	M	4.5%, 2/15/2036		1,931,573
		U.S. Treasury Notes:
2,000	M	1.125%, 8/31/2021		1,932,344
13,230	M	1.375%, 10/31/2020		13,018,373
5,100	M	1.5%, 3/31/2023		4,917,415
5,000	M	1.75%, 5/31/2022		4,913,475
2,560	M	1.875%, 8/31/2022		2,524,401
6,800	M	2.25%, 10/31/2024		6,769,584
Total Value of U.S. Government Obligations (cost $38,998,352)				38,485,791
		TAXABLE MUNICIPAL BONDS—10.2%
900	M	Bexar Cnty., TX Ltd. GO, 5%, 6/15/2043		1,062,900
		California State Dept. Wtr. Central Vly. Proj.:
3,000	M	2.977%, 12/1/2027		2,986,020
1,950	M	3.077%, 12/1/2028		1,940,562
2,545	M	Cary, NC Comb. Enterprise Sys. Rev., 4%, 12/1/2042		2,793,799
3,600	M	New York State Urban Dev. Corp. Rev., 3.27%, 3/15/2027		3,654,756
2,700	M	Texas State A&M Perm. Univ. Fund, 3.66%, 7/1/2047		2,703,888
1,900	M	Texas State Wtr. Dev. Brd. Rev., 3.7%, 10/15/2047		1,919,551
3,895	M	University of North Carolina at Chapel Hill Rev., 3.326%, 12/1/2038		3,880,627
2,900	M	University of Southern California, 3.841%, 10/1/2047		3,102,229
2,700	M	University of Texas Perm. Univ. Fund, 3.376%, 7/1/2047		2,722,032
Total Value of Taxable Municipal Bonds (cost $26,551,992)				26,766,364
		U.S. GOVERNMENT AGENCY OBLIGATIONS—6.7%
		Fannie Mae:
1,700	M	1.375%, 2/26/2021		1,664,978
5,000	M	1.5%, 2/28/2020		4,949,685
1,800	M	Federal Farm Credit Bank, 3%, 9/13/2029		1,781,379
		Freddie Mac:
4,300	M	1.375%, 5/28/2019		4,271,341
5,000	M	3.75%, 3/27/2019		5,117,540
Total Value of U.S. Government Agency Obligations (cost $18,280,021)				17,784,923
		COVERED BONDS—5.8%
		Financial Services
4,750	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022	(a)	4,696,619
5,000	M	Royal Bank of Canada, 2.3%, 3/22/2021		4,972,645
5,700	M	Toronto-Dominion Bank, 2.5%, 1/18/2022	(a)	5,689,005
Total Value of Covered Bonds (cost $15,457,327)				15,358,269
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
5,376	M	Fannie Mae, 4%, 2/25/2025		5,601,047
4,418	M	Freddie Mac, 3.5%, 12/15/2028		4,585,180

Total Value of Collateralized Mortgage Obligations (cost $10,434,171)		10,186,227
Total Value of Investments (cost $260,886,429)	98.1%	258,879,310
Other Assets, Less Liabilities	1.9	5,010,329
Net Assets	100.0%	$263,889,639

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as December 31, 2017.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held two 144A securities with an aggregate value of $10,385,624 representing 3.9% of the Fund's net assets.

At December 31, 2017, the cost of investments for federal income tax purposes was $260,902,958. Accumulated net unrealized depreciation on investments was $2,023,648, consisting of $1,707,158 gross unrealized appreciation and $3,730,806 gross unrealized depreciation.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$-	$103,244,527	$-	$103,244,527
Commercial Mortgage-Backed Securities	-	47,053,209	-	47,053,209
U.S. Government Obligations	-	38,485,791	-	38,485,791
Taxable Municipal Bonds	-	26,766,364	-	26,766,364
U.S. Government Agency Obligations	-	17,784,923	-	17,784,923
Covered Bonds	-	15,358,269	-	15,358,269
Collateralized Mortgage Obligations	-	10,186,227	-	10,186,227
Total Investments in Securities	$-	$258,879,310	$-	$258,879,310

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT CASH MANAGEMENT FUND
December 31, 2017

Principal			Interest
Amount		Security	Rate*	Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—43.6%
		U.S. Treasury Bills:
$8,000	M	1/4/2018	1.09%	$7,999,275
3,500	M	1/11/2018	1.06	3,498,969
5,000	M	1/11/2018	1.10	4,998,469
15,000	M	1/25/2018	1.20	14,987,983
4,500	M	2/8/2018	1.15	4,494,550
5,000	M	3/8/2018	1.28	4,988,213
3,000	M	3/29/2018	1.19	2,991,329
3,000	M	4/26/2018	1.21	2,988,413
6,000	M	6/7/2018	1.43	5,962,622
4,000	M	8/16/2018	1.51	3,961,974
Total Value of Short-Term U.S. Government Obligations (cost $56,871,797)				56,871,797
		U.S. GOVERNMENT AGENCY OBLIGATIONS—35.0%
5,000	M	Fannie Mae, 3/5/2018	1.27	4,988,930
6,000	M	Federal Farm Credit Bank, 2/22/2018	1.27	5,989,019
		Federal Home Loan Bank:
4,000	M	1/4/2018	1.14	3,999,621
8,000	M	1/8/2018	1.25	7,998,062
3,369	M	1/31/2018	1.29	3,365,377
7,000	M	2/2/2018	1.29	6,991,970
1,000	M	3/5/2018	1.28	997,760
5,000	M	3/19/2018	1.27	4,986,396
5,000	M	3/27/2018	1.32	4,984,473
1,396	M	6/8/2018	1.48	1,386,959
Total Value of U.S. Government Agency Obligations (cost $45,688,567)				45,688,567
		VARIABLE AND FLOATING RATE NOTES—20.9%
		Federal Home Loan Bank:
10,800	M	1/26/2018	1.10	10,799,885
5,000	M	2/26/2018	1.30	5,000,295
5,000	M	2/28/2018	1.26	5,000,275
5,200	M	8/24/2018	1.43	5,200,013
1,335	M	Federal Farm Credit Bank, 3/2/2018	1.46	1,335,457
Total Value of Variable and Floating Rate Notes (cost $27,335,925)				27,335,925
Total Value of Investments (cost $129,896,289)**			99.5%	129,896,289
Other Assets, Less Liabilities			.5	611,256
Net Assets			100.0%	$130,507,545

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2017.

**	Aggregate cost for federal income tax purposes is the same.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government Obligations	$-	$56,871,797	$-	$56,871,797
U.S. Government Agency Obligations	-	45,688,567	-	45,688,567
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	27,335,925	-	27,335,925
Total Investments in Securities	$-	$129,896,289	$-	$129,896,289

         .

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
December 31, 2017

Principal
Amount			Security			Value
			SOVEREIGN BONDS—58.1%
			Mexico—11.0%
			United Mexican States:
$288	M	MXN	7.75%, 11/23/2034			$1,465,479
1,180	M	MXN	7.75%, 11/13/2042			5,971,265
724	M	MXN	8.5%, 5/31/2029			3,903,285
760	M	MXN	8.5%, 11/18/2038			4,147,387
						15,487,416
			Poland—7.8%
			Republic of Poland:
6,755	M	PLN	Zero Coupon, 4/25/2019 (Effective Yield 1.551%)	(c)		1,901,380
7,330	M	PLN	3.25%, 7/25/2019			2,159,486
13,855	M	PLN	3.25%, 7/25/2025			4,016,654
9,720	M	PLN	4%, 10/25/2023			2,978,171
						11,055,691
			Malaysia—7.5%
			Federation of Malaysia:
14,190	M	MYR	3.48%, 3/15/2023			3,453,706
1,750	M	MYR	3.62%, 11/30/2021			434,668
7,020	M	MYR	3.659%, 10/15/2020			1,750,497
5,045	M	MYR	3.882%, 3/10/2022			1,263,493
5,330	M	MYR	3.899%, 11/16/2027			1,314,735
890	M	MYR	3.9%, 11/30/2026			217,249
2,405	M	MYR	3.955%, 9/15/2025			590,702
6,540	M	MYR	4.048%, 9/30/2021			1,644,046
						10,669,096
			South Africa—5.2%
			Republic of South Africa:
49,480	M	ZAR	6.5%, 2/28/2041			2,826,429
60,755	M	ZAR	8.75%, 2/28/2048			4,452,830
						7,279,259
			Australia—4.7%
3,625	M	AUD	Commonwealth of Australia, 2.75%, 10/21/2019			2,866,961
1,010	M	AUD	New South Wales Treasury Corp., 3.5%, 3/20/2019			803,097
3,700	M	AUD	Queensland Treasury Corp., 4%, 6/21/2019		(b)	2,971,761
						6,641,819
			Brazil—4.6%
21	M	BRL	Nota Do Tesouro Nacional, 10%, 1/1/2027			6,530,172
			Portugal—4.6%
			Obrigacoes Do Tesouro:
1,940	M	EUR	2.875%, 10/15/2025			2,569,562
2,750	M	EUR	4.10%, 4/15/2037			3,942,131
						6,511,693
			United Kingdom—4.3%
4,430	M	GBP	United Kingdom Gilt, 1.25%, 7/22/2018			6,012,254
			Indonesia—4.0%
			Republic of Indonesia:
52,000,000	M	IDR	8.375%, 3/15/2034			4,283,029
15,300,000	M	IDR	9%, 3/15/2029			1,333,814
						5,616,843
			Peru—2.0%
8,570	M	PEN	Bonos De Tesoreria, 6.15%, 8/12/2032		(b)	2,824,733
			Spain—1.3%
1,090	M	EUR	Bonos Y Obligaciones Del Estado, 5.15%, 10/31/2044			1,904,107
			Turkey—1.1%
6,140	M	TRY	Republic of Turkey, 10.6%, 2/11/2026			1,508,475
Total Value of Sovereign Bonds (cost $90,337,538)						82,041,558
			U.S. GOVERNMENT OBLIGATIONS—14.1%
			United States
			U.S. Treasury Notes:
9,670	M	USD	1.5103%, 7/31/2019	(a)		9,677,485
10,235	M	USD	1.5203%, 4/30/2019	(a)		10,245,061
Total Value of U.S. Government Obligations (cost $19,912,547)						19,922,546
			CORPORATE BONDS—13.9%
			United States—11.6%
1,815	M	USD	Apple, Inc., 4.65%, 2/23/2046			2,130,685
1,650	M	USD	Citigroup, Inc., 2.1403%, 1/10/2020	(a)		1,660,279
2,055	M	USD	Ford Motor Credit Co., LLC, 2.3503%, 1/9/2020	(a)		2,075,959
2,505	M	USD	General Motors Financial Co., Inc., 2.2886%, 4/13/2020	(a)		2,530,897
1,505	M	USD	HP Enterprise Co., 6.35%, 10/15/2045			1,598,591
735	M	USD	JP Morgan Chase Bank NA, 2.092%, 9/21/2018	(a)		736,496
1,410	M	USD	Metropolitan Life Global Funding I, 1.8333%, 9/19/2019	(a)	(b)	1,410,776
2,410	M	USD	NBCUniversal Enterprise, Inc., 1.735%, 4/1/2021	(a)	(b)	2,418,698
1,760	M	USD	Wells Fargo & Co., 2.3956%, 7/26/2021	(a)		1,797,979
						16,360,360
			Australia—2.0%
1,395	M	USD	Macquarie Bank, Ltd., 1.6856%, 4/4/2019	(a)	(b)	1,396,694
1,500	M	USD	National Australia Bank, Ltd., 1.9559%, 5/22/2020	(a)	(b)	1,506,903
						2,903,597
			United Kingdom—.3%
380	M	USD	BP Capital Markets, PLC, 3.506%, 3/17/2025			393,455
Total Value of Corporate Bonds (cost $19,202,520)						19,657,412
			SUPRANATIONALS—7.7%
			India—3.8%
345,000	M	INR	International Finance Corp., 6.45%, 10/30/2018			5,439,073
			United States—3.1%
4,410	M	USD	Inter-American Development Bank, 1.4319%, 10/9/2020	(a)		4,409,290
			Venezuela—.8%
1,075	M	USD	Corp. Andina De Formento, 2%, 5/10/2019			1,072,571
Total Value of Supranational (cost $10,943,019)						10,920,934
			GOVERNMENT REGIONAL AGENCY—2.8%
			Australia—1.5%
2,485	M	AUD	Western Australia Treasury Corp., 7%, 10/15/2019			2,104,572
			Norway—1.3%
1,872	M	USD	Kommunalbanken AS, 1.9304%, 6/16/2020	(a)	(b)	1,886,325
Total Value of Government Regional Agency (cost $4,008,003)						3,990,897
			GOVERNMENT GUARANTEED PROGRAM—1.0%
			France
1,400	M	USD	Dexia Credit Local SA of New York, NY, 1.69463%, 6/5/2018 (cost $1,400,000)	(a)	(b)	1,400,328

Total Value of Investments (cost $145,803,627)	97.6%	137,933,675
Other Assets, Less Liabilities	2.4	3,382,998
Net Assets	100.0%	$141,316,673

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as December 31, 2017.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held eight 144A securities with an aggregate value of $15,816,218 representing 11.2% of the Fund's net assets.

(c)	The effective yields shown for the zero coupon obligations are the effective yields at December 31, 2017.

At December 31, 2017, the cost of investments for federal income tax purposes was $145,803,628. Accumulated net unrealized depreciation on investments was $7,869,953, consisting of $3,691,649 gross unrealized appreciation and $11,561,601 gross unrealized depreciation.

At December 31, 2017, International Opportunities Bond Fund has open foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

International Opportunities Bond
Counterparty	Settlement Date	Foreign Currency	Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
HSBC	1/11/18	ZAR	(1,600,000)	$129,319	$115,386	$(13,933)
HSBC	1/11/18	ZAR	(2,200,000)	177,813	160,373	(17,440)
HSBC	1/11/18	ZAR	(4,300,000)	347,545	316,710	(30,835)
HSBC	1/11/18	ZAR	(1,400,000)	113,154	101,951	(11,203)
HSBC	1/11/18	ZAR	(1,400,000)	113,154	101,766	(11,388)
HSBC	1/11/18	ZAR	(4,300,000)	347,545	310,932	(36,613)
HSBC	1/11/18	ZAR	(4,700,000)	379,875	338,422	(41,453)
MSD	1/18/18	PLN	9,020,000	2,516,924	2,591,247	74,323
HSBC	1/19/18	NOK	47,500,000	5,957,420	5,785,204	(172,216)
HSBC	1/23/18	SEK	27,300,000	3,368,852	3,328,010	(40,842)
JPM	2/2/18	JPY	232,000,000	2,063,432	2,059,019	(4,413)
JPM	2/2/18	JPY	755,000,000	6,711,398	6,700,688	(10,710)
GS	2/6/18	CAD	6,820,000	5,296,059	5,425,617	129,558
GS	2/6/18	CAD	(2,500,000)	1,988,862	1,943,816	(45,046)
GS	2/6/18	CAD	(2,750,000)	2,187,749	2,140,661	(47,088)
JPM	2/9/18	EUR	(6,390,000)	7,667,019	7,436,075	(230,944)
HSBC	2/15/18	NOK	40,100,000	4,948,326	4,883,930	(64,396)
GS	2/28/18	NZD	2,940,000	2,035,362	2,083,584	48,222
GS	2/28/18	NZD	3,040,000	2,123,033	2,154,455	31,422
HSBC	3/9/18	SEK	52,700,000	6,289,458	6,424,400	134,942
CITI	3/15/18	GBP	7,900,000	10,600,378	10,666,163	65,785

Net Unrealized loss on open foreign exchange contracts						$(294,268)

A summary of abbreviations for counterparties to foeign currency contracts are as follows:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
HSBC	HSBC Bank USA N.A.
JPM	J.P. Morgan Securities, Inc.
MSD	Morgan Stanley
Summary of Abbreviations:
AUD	Australian Dollar
BRL	Brazillian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krona
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
SEK	Swedish Krone
TRY	Turkish Lira
USD	United States Dollar
ZAR	ZAR South African Rand

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$15,487,416	$-	$15,487,416
Poland	-	11,055,691	-	11,055,691
Malaysia	-	10,669,096	-	10,669,096
South Africa	-	7,279,259	-	7,279,259
Australia	-	6,641,819	-	6,641,819
Brazil	-	6,530,172	-	6,530,172
Portugal	-	6,511,693	-	6,511,693
United Kingdom	-	6,012,254	-	6,012,254
Indonesia	-	5,616,843	-	5,616,843
Peru	-	2,824,733	-	2,824,733
Spain	-	1,904,107	-	1,904,107
Turkey	-	1,508,475	-	1,508,475
U.S. Government Obligations	-	19,922,546	-	19,922,546
Corporate Bonds
United States	-	16,360,360	-	16,360,360
Australia	-	2,903,597	-	2,903,597
United Kingdom	-	393,455	-	393,455
Supranationals
India	-	5,439,073	-	5,439,073
United States	-	4,409,290	-	4,409,290
Venezuela	-	1,072,571	-	1,072,571
Government Regional Agency
Australia	-	2,104,572	-	2,104,572
Norway	-	1,886,325	-	1,886,325
Government Guaranteed Program
France	-	1,400,328	-	1,400,328
Total Investments in Securities	$-	$137,933,675	$-	$137,933,675
Other Financial Instruments*	$-	$(294,268)	$-	$(294,268)

*	Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2017

Principal
Amount		Security		Value
		CORPORATE BONDS—97.3%
		Aerospace/Defense—1.5%
$5,000	M	Rockwell Collins, Inc., 3.2%, 3/15/2024		$5,045,210
4,000	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	4,132,188
				9,177,398
		Automotive—.6%
4,000	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026		4,048,176
		Chemicals—2.8%
4,000	M	Agrium, Inc., 3.375%, 3/15/2025		4,024,696
4,020	M	Dow Chemical Co., 3.5%, 10/1/2024		4,141,947
4,000	M	LYB International Finance Co. BV, 3.5%, 3/2/2027		4,027,908
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021		5,558,570
				17,753,121
		Energy—12.5%
		Andeavor Logistics, LP:
2,700	M	3.5%, 12/1/2022		2,697,894
1,300	M	5.25%, 1/15/2025		1,368,835
8,600	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		8,791,909
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	5,338,790
5,000	M	Continental Resources, Inc., 5%, 9/15/2022		5,093,750
4,000	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027		4,074,952
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,201,625
4,031	M	Enterprise Products Operating, 7.55%, 4/15/2038		5,662,434
		Kinder Morgan Energy Partners, LP:
3,000	M	3.5%, 3/1/2021		3,053,574
5,000	M	3.45%, 2/15/2023		5,031,005
		Magellan Midstream Partners, LP:
5,000	M	5%, 3/1/2026		5,563,175
2,700	M	4.2%, 10/3/2047		2,733,915
1,800	M	Marathon Oil Corp., 3.85%, 6/1/2025		1,835,226
4,300	M	Noble Energy, Inc., 3.85%, 1/15/2028		4,321,878
4,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		4,032,204
5,800	M	Spectra Energy, LLC, 6.2%, 4/15/2018		5,863,377
		Valero Energy Corp.:
4,000	M	9.375%, 3/15/2019		4,333,424
3,000	M	6.625%, 6/15/2037		3,965,682
				78,963,649
		Financial Services—11.5%
2,000	M	American Express Co., 7%, 3/19/2018		2,021,530
		American International Group, Inc.:
3,700	M	3.75%, 7/10/2025		3,820,842
2,000	M	4.7%, 7/10/2035		2,218,588
5,400	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		5,826,087
		Brookfield Finance, Inc.:
4,500	M	4%, 4/1/2024		4,664,790
450	M	4.25%, 6/2/2026		465,268
3,750	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)	3,958,421
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		6,871,113
5,000	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035		5,421,470
6,400	M	General Electric Capital Corp., 4.65%, 10/17/2021		6,894,074
4,000	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026		4,405,620
4,500	M	International Lease Finance Corp., 8.25%, 12/15/2020		5,180,188
5,000	M	Key Bank NA, 3.4%, 5/20/2026		4,990,365
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,320,384
3,000	M	National City Corp., 6.875%, 5/15/2019		3,181,749
5,135	M	Protective Life Corp., 7.375%, 10/15/2019		5,567,875
3,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019		3,222,636
				73,031,000
		Financials—25.2%
		Bank of America Corp.:
5,925	M	5%, 5/13/2021		6,389,283
5,250	M	4.1%, 7/24/2023		5,579,411
4,725	M	5.875%, 2/7/2042		6,270,155
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020		2,101,626
3,800	M	3.75%, 5/15/2024		3,942,439
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024		3,291,952
		Citigroup, Inc.:
2,250	M	8.5%, 5/22/2019		2,438,282
6,200	M	4.5%, 1/14/2022		6,601,413
5,000	M	3.7%, 1/12/2026		5,156,465
4,000	M	3.4%, 5/1/2026		4,031,148
		Deutsche Bank AG:
2,700	M	3.375%, 5/12/2021		2,727,057
3,000	M	3.7%, 5/30/2024		3,024,438
		Goldman Sachs Group, Inc.:
1,800	M	2.35%, 11/15/2021		1,774,337
5,900	M	5.75%, 1/24/2022		6,545,684
3,000	M	3.625%, 1/22/2023		3,102,666
2,000	M	2.905%, 7/24/2023		1,988,138
2,700	M	3.272%, 9/29/2025		2,691,544
4,700	M	3.5%, 11/16/2026		4,732,359
4,550	M	6.125%, 2/15/2033		5,808,380
		JPMorgan Chase & Co.:
3,200	M	6%, 1/15/2018		3,204,467
2,500	M	4.5%, 1/24/2022		2,676,622
9,450	M	3.54%, 5/1/2028		9,625,335
5,500	M	6.4%, 5/15/2038		7,582,162
		Morgan Stanley:
11,500	M	5.5%, 7/28/2021		12,589,395
3,000	M	4%, 7/23/2025		3,144,222
3,600	M	3.625%, 1/20/2027		3,688,686
		U.S. Bancorp:
4,000	M	3.6%, 9/11/2024		4,147,332
2,700	M	3.1%, 4/27/2026		2,683,911
4,000	M	UBS AG, 4.875%, 8/4/2020		4,238,332
3,000	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)	3,167,106
5,000	M	Visa, Inc., 3.15%, 12/14/2025		5,116,710
		Wells Fargo & Co.:
8,600	M	3.45%, 2/13/2023		8,769,927
3,250	M	4.75%, 12/7/2046		3,641,274
		Wells Fargo Bank NA:
2,350	M	5.85%, 2/1/2037		3,019,238
3,250	M	6.6%, 1/15/2038		4,541,547
				160,033,043
		Food/Beverage/Tobacco—4.7%
		Anheuser-Busch InBev Finance, Inc.:
4,000	M	3.65%, 2/1/2026		4,134,924
4,000	M	4.9%, 2/1/2046		4,654,528
4,000	M	Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		4,184,636
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		5,662,071
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020		6,306,870
5,000	M	PepsiCo, Inc., 3.45%, 10/6/2046		4,863,760
				29,806,789
		Food/Drug—.7%
4,000	M	CVS Health Corp., 3.875%, 7/20/2025		4,126,004
		Forest Products/Containers—.9%
3,000	M	Packaging Corp. of America, 3.4%, 12/15/2027		3,013,653
2,500	M	Rock-Tenn Co., 4.9%, 3/1/2022		2,698,502
				5,712,155
		Health Care—1.3%
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021		4,318,807
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		4,152,576
				8,471,383
		Information Technology—3.3%
3,500	M	Apple, Inc., 3%, 11/13/2027		3,483,207
4,000	M	Corning, Inc., 7.25%, 8/15/2036		4,993,628
8,550	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)	8,916,222
3,500	M	Oracle Corp., 2.4%, 9/15/2023		3,458,973
				20,852,030
		Manufacturing—2.0%
		CRH America, Inc.:
5,000	M	8.125%, 7/15/2018		5,158,950
2,250	M	3.4%, 5/9/2027	(a)	2,253,967
5,000	M	Johnson Controls International, PLC, 5%, 3/30/2020		5,276,380
				12,689,297
		Media-Broadcasting—2.7%
1,800	M	ABC, Inc., 8.75%, 8/15/2021		2,128,286
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	4,195,939
		Comcast Corp.:
4,300	M	2.75%, 3/1/2023		4,323,671
5,800	M	4.25%, 1/15/2033		6,332,475
				16,980,371
		Media-Diversified—.6%
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025		4,015,324
		Metals/Mining—3.0%
5,000	M	Arconic, Inc., 6.15%, 8/15/2020		5,394,250
		Glencore Funding, LLC:
4,000	M	4.125%, 5/30/2023	(a)	4,143,000
5,000	M	4.625%, 4/29/2024	(a)	5,290,080
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,378,433
				19,205,763
		Real Estate—9.1%
4,600	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		4,706,573
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019		4,217,996
		Digital Realty Trust, LP:
2,700	M	5.25%, 3/15/2021		2,898,623
2,700	M	4.75%, 10/1/2025		2,940,025
2,800	M	Duke Realty Corp., 3.25%, 6/30/2026		2,780,207
4,000	M	ERP Operating, LP, 3.375%, 6/1/2025		4,082,784
3,500	M	Essex Portfolio, LP, 3.875%, 5/1/2024		3,632,226
2,200	M	HCP, Inc., 4.25%, 11/15/2023		2,311,958
		Realty Income Corp.:
5,528	M	3.25%, 10/15/2022		5,622,977
1,800	M	4.125%, 10/15/2026		1,874,758
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024		3,064,548
5,000	M	Tanger Properties, LP, 3.125%, 9/1/2026		4,768,305
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,241,900
4,125	M	Vornado Realty Trust, 3.5%, 1/15/2025		4,121,143
6,500	M	Welltower, Inc., 4%, 6/1/2025		6,731,731
				57,995,754
		Retail-General Merchandise—2.4%
		Amazon.com, Inc.:
1,800	M	3.15%, 8/22/2027	(a)	1,806,356
4,000	M	4.8%, 12/5/2034		4,708,756
1,300	M	4.05%, 8/22/2047	(a)	1,407,181
5,300	M	Home Depot, Inc., 5.875%, 12/16/2036		7,185,528
				15,107,821
		Telecommunications—2.3%
		AT&T, Inc.:
4,500	M	4.25%, 3/1/2027		4,595,847
2,700	M	5.3%, 8/14/2058		2,720,131
7,100	M	Verizon Communications, Inc., 4.272%, 1/15/2036		7,085,154
				14,401,132
		Transportation—3.0%
2,700	M	Aviation Capital Group, LLC, 3.5%, 11/1/2027	(a)	2,651,602
		Burlington Northern Santa Fe, LLC:
1,800	M	5.75%, 5/1/2040		2,350,334
4,000	M	5.15%, 9/1/2043		4,957,076
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	3,242,004
5,800	M	Southwest Airlines Co., 3%, 11/15/2026		5,641,318
				18,842,334
		Utilities—7.2%
5,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		5,467,205
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,036,366
3,000	M	Electricite de France SA, 3.625%, 10/13/2025	(a)	3,076,605
3,150	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044		3,301,446
4,000	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022		4,071,108
6,246	M	Great River Energy, 4.478%, 7/1/2030	(a)	6,782,072
3,850	M	Ohio Power Co., 5.375%, 10/1/2021		4,234,873
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		4,764,209
4,000	M	ONEOK, Inc., 7.5%, 9/1/2023		4,770,280
1,736	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022		1,695,229
4,000	M	Sempra Energy, 9.8%, 2/15/2019		4,333,324
				45,532,717
Total Value of Corporate Bonds (cost $613,061,729)				616,745,261
		PASS-THROUGH CERTIFICATES—.7%
		Transportation
4,500	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $4,500,000)		4,553,685
		MUNICIPAL BONDS—.5%
3,000	M	New Jersey State Tpk. Auth., 4%, 1/1/2043 (cost $3,171,696)		3,201,270

Total Value of Investments (cost $620,733,425)	98.5%	624,500,216
Other Assets, Less Liabilities	1.5	9,626,956
Net Assets	100.0%	$634,127,172

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held seventeen 144A securities with an aggregate value of $67,718,283 representing 10.7% of the Fund's net assets.

Summary of Abbreviations:
PTT Pass Through Trust

At December 31, 2017, the cost of investments for federal income tax purposes was $620,733,425. Accumulated net unrealized appreciation on investments was $3,766,791, consisting of $13,614,213 gross unrealized appreciation and $9,847,242 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$616,745,261	$-	$616,745,261
Pass-Through Certificates	-	4,553,685	-	4,553,685
Taxable Municipal Bonds	-	3,201,270	-	3,201,270
Total Investments in Securities*	$-	$624,500,216	$-	$624,500,216

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.

Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
December 31, 2017

Principal
Amount		Security		Value
		CORPORATE BONDS—79.1%
		Automotive—4.8%
$900	M	BMW U.S. Capital, LLC, 1.85%, 9/15/2021	(a)	$878,567
		Daimler Finance NA, LLC:
1,000	M	2.25%, 7/31/2019	(a)	1,002,062
1,000	M	2.45%, 5/18/2020	(a)	999,589
900	M	Hyundai Capital America, 2%, 7/1/2019	(a)	889,551
2,000	M	O'Reilly Automotive, Inc., 4.625%, 9/15/2021		2,126,768
				5,896,537
		Chemicals—.8%
1,000	M	Dow Chemical Co., 4.25%, 11/15/2020		1,045,019
		Energy—2.5%
1,998	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		2,042,585
1,000	M	Enterprise Products Operating, 5.2%, 9/1/2020		1,069,096
				3,111,681
		Financial Services—9.7%
500	M	American Express Co., 7%, 3/19/2018		505,382
1,500	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022	(a)	1,483,143
2,000	M	First Tennessee Bank, 2.95%, 12/1/2019		2,014,200
1,825	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		1,843,745
1,500	M	Protective Life Corp., 7.375%, 10/15/2019		1,626,449
700	M	Prudential Financial, Inc., 7.375%, 6/15/2019		751,948
		Siemens Financieringsmaatschappij NV:
750	M	1.45%, 5/25/2018	(a)	748,847
1,000	M	1.7%, 9/15/2021	(a)	973,304
1,025	M	State Street Bank & Trust Co., 5.25%, 10/15/2018		1,051,079
1,000	M	UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,011,932
				12,010,029
		Financials—32.4%
		Bank of America Corp.:
1,400	M	5.65%, 5/1/2018		1,416,776
1,000	M	2.369%, 7/21/2021		998,617
500	M	2.881%, 4/24/2023		501,038
900	M	Bank of Montreal, 1.9%, 8/27/2021		881,503
900	M	Bank of New York Mellon Corp., 2.05%, 5/3/2021		889,490
1,950	M	Bank of Nova Scotia, 1.875%, 9/20/2021	(a)	1,896,884
700	M	Barclays Bank, PLC, 6.75%, 5/22/2019		742,189
2,000	M	Capital One Financial Corp., 3.05%, 3/9/2022		2,015,946
		Citigroup, Inc.:
250	M	8.5%, 5/22/2019		270,920
1,000	M	2.65%, 10/26/2020		1,004,024
1,000	M	2.75%, 4/25/2022		998,985
1,000	M	2.876%, 7/24/2023		996,045
1,850	M	Citizens Bank, 2.25%, 3/2/2020		1,842,156
		Danske Bank A/S:
1,000	M	2%, 9/8/2021	(a)	978,389
800	M	2.7%, 3/2/2022	(a)	801,298
1,900	M	Deutsche Bank AG of New York, 2.7%, 7/13/2020		1,891,841
1,000	M	DNB Bank ASA, 2.375%, 6/2/2021	(a)	994,162
		Goldman Sachs Group, Inc.:
1,000	M	2.6%, 12/27/2020		1,000,604
1,000	M	5.75%, 1/24/2022		1,109,438
1,000	M	2.54463%, 6/5/2023		1,009,546
1,000	M	ING Groep NV, 3.15%, 3/29/2022		1,012,958
		JPMorgan Chase & Co.:
750	M	6%, 1/15/2018		751,047
2,000	M	4.5%, 1/24/2022		2,141,298
		Lloyds Bank, PLC:
1,000	M	6.375%, 1/21/2021		1,110,277
800	M	3%, 1/11/2022		804,749
		Morgan Stanley:
3,000	M	5.5%, 7/28/2021		3,284,190
500	M	2.54261%, 1/20/2022		508,494
1,000	M	Northern Trust Co., 6.5%, 8/15/2018		1,027,555
1,340	M	Santander U.K., PLC, 2%, 8/24/2018		1,340,476
1,300	M	U.S. Bank NA, 2.125%, 10/28/2019		1,300,805
1,000	M	UBS AG, 1.8%, 3/26/2018		1,000,070
2,000	M	UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023	(a)	2,033,886
1,500	M	Wells Fargo & Co., 3.45%, 2/13/2023		1,529,639
				40,085,295
		Food/Beverage/Tobacco—4.2%
2,500	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		2,709,125
1,000	M	Ingredion, Inc., 4.625%, 11/1/2020		1,051,145
900	M	Mead Johnson Nutrition Co., 3%, 11/15/2020		913,856
500	M	Philip Morris International, Inc., 5.65%, 5/16/2018		507,155
				5,181,281
		Forest Products/Containers—.8%
900	M	Georgia-Pacific, LLC, 3.163%, 11/15/2021	(a)	916,529
		Health Care—1.5%
900	M	AstraZeneca, PLC, 2.375%, 6/12/2022		890,258
1,000	M	Gilead Sciences, Inc., 2.55%, 9/1/2020		1,009,274
				1,899,532
		Information Technology—4.5%
2,000	M	Cisco Systems, Inc., 2.2%, 9/20/2023		1,961,556
		Diamond 1 Finance Corp.:
750	M	3.48%, 6/1/2019	(a)	759,656
900	M	4.42%, 6/15/2021	(a)	938,550
1,000	M	Oracle Corp., 1.9%, 9/15/2021		984,742
900	M	QUALCOMM, Inc., 2.6%, 1/30/2023		878,495
				5,522,999
		Manufacturing—.2%
250	M	CRH America, Inc., 8.125%, 7/15/2018		257,948
		Real Estate—6.5%
1,570	M	American Tower Trust I, 3.07%, 3/15/2023	(a)	1,589,587
1,000	M	Boston Properties, LP, 5.875%, 10/15/2019		1,054,499
900	M	Digital Realty Trust, LP, 2.75%, 2/1/2023		893,140
1,250	M	Realty Income Corp., 3.25%, 10/15/2022		1,271,476
650	M	Ventas Realty, LP, 4%, 4/30/2019		661,998
1,500	M	WEA Finance, LLC, 3.15%, 4/5/2022	(a)	1,515,365
1,000	M	Welltower, Inc., 6.125%, 4/15/2020		1,080,707
				8,066,772
		Retail-General Merchandise—1.5%
1,900	M	Amazon.com, Inc., 2.4%, 2/22/2023	(a)	1,882,529
		Telecommunications—1.9%
		AT&T, Inc.:
500	M	5.875%, 10/1/2019		529,969
500	M	2.45%, 6/30/2020		499,753
1,400	M	Verizon Communications, Inc., 1.75%, 8/15/2021		1,363,583
				2,393,305
		Transportation—3.1%
1,600	M	Aviation Capital Group, LLC, 7.125%, 10/15/2020	(a)	1,784,501
1,000	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021	(a)	1,069,149
1,000	M	Southwest Airlines Co., 2.65%, 11/5/2020		1,004,728
				3,858,378
		Utilities—4.7%
500	M	Arizona Public Service Co., 8.75%, 3/1/2019		536,003
500	M	Consolidated Edison Co. of New York, 7.125%, 12/1/2018		521,327
500	M	Entergy Gulf States Louisiana, LLC, 6%, 5/1/2018		506,627
1,000	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022		1,017,777
1,000	M	Ohio Power Co., 6.05%, 5/1/2018		1,012,719
500	M	Public Service Electric and Gas Co., 1.8%, 6/1/2019		497,587
501	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022		489,733
500	M	Sempra Energy, 9.8%, 2/15/2019		541,666
700	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018		697,807
				5,821,246
Total Value of Corporate Bonds (cost $100,366,160)				97,949,080
		RESIDENTIAL MORTGAGE-BACKED SECURITIES—12.4%
		Fannie Mae—8.6%
1,472	M	2.5%, 5/1/2030 - 8/1/2030		1,475,019
4,368	M	3%, 8/1/2026 - 5/1/2032		4,457,188
4,561	M	3.5%, 12/1/2025 - 12/1/2029		4,730,098
				10,662,305
		Freddie Mac—3.8%
4,203	M	3%, 8/1/2027 - 12/1/2031		4,283,415
355	M	3.5%, 12/1/2025		368,781
				4,652,196
Total Value of Residential Mortgage-Backed Securities (cost $15,606,202)				15,314,501
		COVERED BONDS—7.0%
		Financial Services—2.2%
2,750	M	Stadshypotek AB, 1.875%, 10/2/2019	(a)	2,731,861
		Financials—4.8%
3,500	M	Royal Bank of Canada, 2.2%, 9/23/2019		3,499,457
2,500	M	Toronto-Dominion Bank, 1.95%, 4/2/2020	(a)	2,481,385
				5,980,842
Total Value of Covered Bonds (cost $8,807,105)				8,712,703
		U.S. GOVERNMENT OBLIGATIONS—.8%
1,000	M	U.S. Treasury Notes, 1.875%, 7/31/2022 (cost $985,308)		986,582

Total Value of Investments (cost $125,764,775)	99.3%	122,962,866
Other Assets, Less Liabilities	.7	798,961
Net Assets	100.0%	$123,761,827

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2017, the Fund held twenty-two 144A securities with an aggregate value of $29,348,794 representing 23.7% of the Fund's net assets.

At December 31, 2017, the cost of investments for federal income tax purposes was $125,764,775. Accumulated net unrealized depreciation on investments was $2,801,909, consisting of $135,547 gross unrealized appreciation and $2,937,456 gross unrealized depreciation.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$97,949,080	$-	$97,949,080
Residential Mortgage-Backed Securities	-	15,314,501	-	15,314,501
Covered Bonds	-	8,712,703	-	8,712,703
U.S. Government Obligations	-	986,582	-	986,582
Total Investments in Securities*	$-	$122,962,866	$-	$122,962,866

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.

Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unadudited)
STRATEGIC INCOME FUND
December 31, 2017

Shares	Security	Value
	MUTUAL FUNDS—100.0%
	First Investors Income Funds—87.4%
2,138,559	Floating Rate Fund - Institutional Class Shares	$20,658,476
24,502,075	Fund For Income - Institutional Class Shares	61,745,228
847,043	International Opportunities Bond Fund - Institutional Class Shares	7,911,383
2,558,469	Investment Grade Fund - Institutional Class Shares	24,740,396
3,053,396	Limited Duration High Quality Bond Fund - Institutional Class Shares	28,824,055
		143,879,538
	First Investors Tax Exempt Funds—7.6%
437,993	Tax Exempt Income Fund - Institutional Class Shares	4,112,752
508,352	Tax Exempt Opportunities Fund - Institutional Class Shares	8,464,055
		12,576,807
	First Investors Equity Funds—5.0%
703,195	Covered Call Strategy Fund - Institutional Class Shares	8,150,031

Total Value of Mutual Funds (cost $168,094,761)	100.0%	164,606,376
Excess of Liabilities Over Other Assets	-	(31,521)
Net Assets	100.0%	$164,574,855

At December 31, 2017, the cost of investments for federal income tax purposes was $168,096,750.  Accumulated net unrealized depreciation on investments was $3,490,374, consisting of $538,453 gross unrealized appreciation and $4,028,827 gross unrealized depreciation.

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$143,879,538	$-	$-	$143,879,538
First Investors Tax Exempt Funds	12,576,807	-	-	12,576,807
First Investors Equity Funds	8,150,031	-		8,150,031
Total Investments in Securities	$164,606,376	$-	$-	$164,606,376

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2017.

Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of December 31, 2017, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives— Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or the Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended December 31, 2017 was related to the use of written options.

Options Contracts – Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

The Funds held no option contracts written at December 31, 2017.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At December 31, 2017, the Balanced Income Fund held interest rate futures contracts, which are listed in its Portfolio of Investments.

Foreign Exchange Contracts—The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

At December 31, 2017, the International Opportunities Bond Fund had open foreign exchange contracts, which are listed in its Portfolio of Investments.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

Date:	February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By	/s/ Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 21, 2018